                               TAX-FREE INCOME FUNDS
--------------------------------------------------------------------------------


                                   PROSPECTUS


                                 OCTOBER 1, 1997





                              TAX-FREE INCOME FUND
                                 ---------------
                             COLORADO TAX-FREE FUND
                                 ---------------
                             MINNESOTA TAX-FREE FUND




                                     [LOGO]



                                NOT FDIC INSURED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

 1.  PROSPECTUS SUMMARY..............................................     2
     Highlights of the Funds.........................................     2
     Expense Information.............................................     5

 2.  FINANCIAL HIGHLIGHTS............................................     8

 3.  INVESTMENT OBJECTIVES AND POLICIES..............................    14
     Tax-Free Income Fund............................................    14
     Colorado Tax-Free Fund..........................................    15
     Minnesota Tax-Free Fund.........................................    16
     Investment Considerations and Risk Factors......................    18
     Additional Investment Policies and Risk Considerations..........    20

 4.  MANAGEMENT......................................................    27
     Investment Advisory Services....................................    27
     Management, Administration and Distribution Services............    28
     Shareholder Servicing and Custody...............................    29
     Expenses of the Funds...........................................    29

 5.  CHOOSING A SHARE CLASS..........................................    31
     A Shares........................................................    32
     B Shares........................................................    35

 6.  HOW TO BUY SHARES...............................................    40
     Minimum Investment..............................................    40
     Purchase Procedures.............................................    40
     Account Application.............................................    42
     General Information.............................................    42

 7.  HOW TO SELL SHARES..............................................    43
     General Information.............................................    43
     Redemption Procedures...........................................    43
     Other Redemption Matters........................................    44

 8.  OTHER SHAREHOLDER SERVICES......................................    46
     Exchanges.......................................................    46
     Automatic Investment Plan.......................................    47
     Automatic Withdrawal Plan.......................................    48
     Reopening Accounts..............................................    48

 9.  DIVIDENDS AND TAX MATTERS.......................................    49
     Dividends.......................................................    49
     Tax Matters.....................................................    49

10.  OTHER INFORMATION...............................................    53
     Banking Law Matters.............................................    53
     Determination of Net Asset Value................................    53
     Performance Information.........................................    53
     The Trust and Its Shares........................................    54

                                                                   PROSPECTUS

                                OCTOBER 1, 1997

This Prospectus offers A Shares and B Shares of Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund (each a "Fund" and collectively the "Funds"). The Funds are separate tax-exempt, fixed income portfolios of Norwest Advantage Funds (the "Trust"), which is a registered, open-end, management investment company. Tax-Free Income Fund is a diversified portfolio; the other Funds are non-diversified portfolios.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") with respect to each Fund dated October 1, 1997, as may be further amended from time to time, which is available for reference on the SEC's Web Site (http://www.sec.gov) and which contains more detailed information about the Trust and each of the Funds and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling (207) 879-0001. Investors should read this Prospectus and retain it for future reference.

Shares of the Colorado and Minnesota Tax-Free Funds are offered solely to residents of Colorado and Minnesota, respectively.

NORWEST ADVANTAGE FUNDS IS A FAMILY OF MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS.

INVESTMENT OBJECTIVES AND POLICIES

TAX-FREE INCOME FUND seeks to provide current income exempt from federal income taxes. This objective is pursued by investing primarily in a portfolio of investment grade municipal securities, the interest on which is free from federal income tax.

COLORADO TAX-FREE FUND seeks to provide a high level of current income exempt from both federal and Colorado state income taxes (including the alternative minimum tax) consistent with preservation of capital. This objective is pursued by investing primarily in a portfolio of investment grade municipal securities of Colorado issuers.

MINNESOTA TAX-FREE FUND seeks to provide a high level of current income exempt from both federal and Minnesota state income taxes (including the alternative minimum tax) without assuming undue risk. This objective is pursued by investing primarily in a portfolio of investment grade municipal securities of Minnesota issuers.

INVESTMENT ADVISER

NORWEST INVESTMENT MANAGEMENT, INC. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), is the Funds' investment adviser. Norwest provides investment advice to various institutions, pension plans and other accounts and, as of August 31, 1997, managed over $22 billion in assets. (See "Management - Investment Advisory Services.") Norwest Bank serves as transfer agent, dividend disbursing agent and custodian of the Trust. (See "Management - Shareholder Servicing and Custody.")

FUND MANAGEMENT AND ADMINISTRATION

THE MANAGER OF THE TRUST AND DISTRIBUTOR OF ITS SHARES IS FORUM
FINANCIAL SERVICES, INC. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Forum Administrative Services, LLC ("FAS") provides administrative services to the Funds. (See "Management - Management, Administration and
Distribution Services.")

SHARES OF THE FUNDS

Each Fund currently offers three separate classes of shares: A class ("A Shares"), B class ("B Shares") and I class ("I Shares"). A Shares and B Shares are sold through this Prospectus and are collectively referred to as the "Shares."

    A SHARES. A Shares are offered at a price equal to their net asset value plus a sales charge imposed at the time of purchase or, in some cases, a contingent deferred sales charge imposed on redemptions made within two years of purchase.

    B SHARES. B Shares are offered at a price equal to their net asset value plus a contingent deferred sales charge imposed on most redemptions made within four years of purchase. B Shares pay a distribution services fee at an annual rate of up to 0.75%, and a maintenance fee in an amount equal to 0.25%, of the B Shares' average daily net assets. B Shares automatically convert to A Shares of the same Fund six years after the end of the calendar month in which the B Shares were originally purchased.

The choice of A Shares or B Shares permits each investor to purchase those shares that the investor believes to be most beneficial given the amount purchased, the length of time the investor expects to hold the shares and other circumstances. A Shares will normally be more beneficial to the investor who qualifies for reduced initial sales charges as described below. (See "Choosing a Share Class.")

I Shares are offered by a separate Prospectus to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. (See "Other Information - The Trust and Its Shares.")

HOW TO BUY AND SELL SHARES

Shares may be purchased or redeemed by mail, by bank wire and through an investor's broker-dealer or other financial institution. The minimum initial investment in Shares is $1,000. The minimum subsequent investment is $100. (See "How to Buy Shares" and "How to Sell Shares.")

EXCHANGES

Shareholders may exchange A Shares and B Shares for A Shares and B Shares, respectively, of certain other funds of the Trust. In addition, A Shares may be exchanged for investor class shares of certain money market funds of the Trust and B Shares may be exchanged for exchange class shares of Ready Cash Investment Fund of the Trust. (See "Other Shareholder Services - Exchanges.")

SHAREHOLDER FEATURES

Each Fund offers an Automatic Investment Plan, Automatic Withdrawal Plan and Directed Dividend Option. Purchases of A Shares may be subject to Rights of Accumulation, Cumulative Quantity Discounts or a Reinstatement Privilege. (See "Other Shareholder Services" and "Choosing a Share Class.")

DIVIDENDS AND DISTRIBUTIONS

Dividends of each Fund's net investment income are declared daily and paid monthly. Dividends paid out of tax-exempt interest income generally will not be subject to federal income tax and applicable state taxes. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. (See "Dividends and Tax Matters.")

CERTAIN INVESTMENT CONSIDERATIONS
AND RISK FACTORS

There can be no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Normally, the value of a Fund's investments varies inversely with changes in interest rates.
Upon redemption, an investment in a Fund may be worth more or less than its original value. The Fund's investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. Each Fund (other than Minnesota Tax-Free Fund), however, invests only in investment grade securities (those rated in the top four grades by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's). MINNESOTA TAX-FREE FUND may invest in non-investment grade municipal securities, which may entail certain risks. (See "Investment Objectives and Policies - Minnesota Tax-Free Fund - Non-Investment Grade Securities.")

All investments made by the Funds entail some risk. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings, purchasing when-issued securities and securities on a forward commitment basis and other investment techniques. (See "Investment Objectives and Policies - Additional Investment Policies and Risk Considerations.") The portfolio turnover rate for certain Funds may from time to time be high, resulting in increased brokerage costs or short-term capital gains or losses. (See "Investment Objectives and Policies - Additional Investment Policies and Risk Considerations - Portfolio Transactions.")

COLORADO TAX-FREE FUND AND MINNESOTA TAX-FREE FUND each invests principally in securities issued by the government of and municipalities in the State of Colorado or Minnesota, respectively, and is therefore more susceptible to factors adversely affecting issuers in those states than would be a more geographically diverse municipal securities portfolio. Each of these Funds is non-diversified, which means they have greater latitude than a diversified Fund to invest in fewer issuers and to invest more of their assets in any one issuer. Non-diversified funds may present greater risks than a diversified fund. (See "Investment Objectives and Policies - Investment Considerations and Risk Factors - Diversification Matters.")

EXPENSE INFORMATION

The purpose of the Shareholder Transaction Expenses and Annual Fund Operating Expenses tables in this section is to assist investors in understanding the expenses that an investor in Shares of a Fund will bear directly or indirectly.

                 SHAREHOLDER TRANSACTION EXPENSES
                    (APPLICABLE TO EACH FUND)

                                                           A           B
                                                         SHARES      SHARES
                                                       ----------------------
Maximum sales charge imposed on purchases
  (as a percentage of offering price). . . . . . . . .   4.0%(1)      Zero

Maximum deferred sales charge
  (as a percentage of the lesser of original purchase
  price or redemption proceeds). . . . . . . . . . . .   Zero(2)      4.0%(1)(3)

Exchange Fee . . . . . . . . . . . . . . . . . . . . .   Zero         Zero

(1) Sales charge waivers and reduced sales charge plans are available for A and B Shares. (See "Choosing a Share Class.")

(2) If A Shares of a Fund purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a deferred sales charge of up to 0.75% will be applied to the redemption.

(3) The maximum 4.0% deferred sales charge on B Shares of a Fund applies to redemptions during the first year after purchase; the charge declines thereafter, and is 3.0% for redemptions during the second and third years, 2.0% for redemptions during the fourth and fifth years, 1.0% for redemption during the sixth year, and zero the following year.

               ANNUAL FUND OPERATING EXPENSES(4)
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                            TAX-FREE INCOME    COLORADO TAX-FREE   MINNESOTA TAX-FREE
                                                                 FUND(7)            FUND                 FUND(6)
                                                           -----------------   -----------------   ------------------
                                                              A          B       A          B        A          B
                                                           SHARES     SHARES   SHARES     SHARES   SHARES     SHARES
                                                           -----------------   -----------------   ------------------
Investment Advisory Fees(5) (after fee waivers). . . . . .  0.44%      0.44%    0.36%      0.36%    0.33%      0.33%
Rule 12b-1 Fees(6) (after fee waivers) . . . . . . . . . .  None       0.75%    None       0.75%    None       0.75%
Other Expenses (after fee waivers and reimbursements). . .  0.16%      0.16%    0.24%      0.24%    0.27%      0.27%
                                                           -----------------   -----------------   ------------------
Total Operating Expenses(7). . . . . . . . . . . . . . . .  0.60%      1.35%    0.60%      1.35%    0.60%      1.35%

(4) For a further description of the various expenses associated with investing in the Funds, see "Management." Expenses associated with I Shares of a Fund differ from those listed in the table. The table is based on amounts incurred during the Funds' most recent fiscal year ended May 31, 1997, restated to reflect current fees.

(5) Absent waivers, "Investment Advisory Fees" for A Shares and B Shares of each Fund would be 0.50%.

(6) Absent waivers, "Rule 12b-1 Fees" would be 1.00% for B Shares of each Fund. Long-term shareholders of B Shares may pay Rule 12b-1 Fees and contingent deferred sales charges totaling in the aggregate more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

(7)    Absent expense reimbursements and fee waivers, the expenses of A
       Shares of Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund would be: "Other Expenses," 0.46%, 0.53% and 0.57%, respectively; and "Total Operating Expenses," 0.96%, 1.02% and 1.07%, respectively. Absent expense reimbursements and fee waivers, the expenses of B Shares of Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund would be: "Other Expenses," 0.53%, 0.53% and 0.57%, respectively; and "Total Operating Expenses," 2.03%, 2.03% and 2.07%, respectively. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.


EXAMPLE

The following Hypothetical Expense Example indicates the dollar amount of expenses that an investor would pay assuming a $1,000 investment in a Fund's Shares, the expenses listed in the "Annual Fund Operating Expense" table, a 5% annual return, reinvestment of all dividends and distributions, the deduction of the maximum initial sales charge for A Shares, the deduction of the applicable contingent deferred sales charge for B Shares and the conversion of B Shares to A Shares at the end of six years. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The 5% annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation.

                   HYPOTHETICAL EXPENSE EXAMPLE

                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                     ----------------------------------------
TAX-FREE INCOME FUND

   A Shares . . . . . . . . . . . .     46         58       72        112
   B Shares
     Assuming redemption
      at the end of the period. . .     54         73       94        --
     Assuming no redemption . . . .     14         43       74        --
                                     ----------------------------------------

COLORADO TAX-FREE FUND
   A Shares . . . . . . . . . . . .     46         58       72        112
   B Shares

     Assuming redemption
      at the end of the period. . .     54         73       94        --
     Assuming no redemption . . . .     14         43       74        --
                                     ----------------------------------------
MINNESOTA TAX-FREE FUND
   A Shares . . . . . . . . . . . .     46         58       72        112
   B Shares
     Assuming redemption
      at the end of the period. . .     54         73       94        --
     Assuming no redemption . . . .     14         43       74        --


6                                                                             7

2.  FINANCIAL HIGHLIGHTS

The following tables provide financial highlights for each Fund. This information represents selected data for a single outstanding A and B Share of each Fund for the periods shown. Information for the periods ended May 31, 1994 and thereafter was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. Each Fund's financial statements for the year ended May 31, 1997, and independent auditors' report thereon, are contained in the Fund's Annual Report. These financial statements are incorporated by reference into the SAI. Further information about each Fund's performance is contained in the Fund's Annual Report, which may be obtained from the Trust without charge.


                  TAX-FREE INCOME FUND

                                                                NET
                                                           REALIZED AND
                                    BEGINNING               UNREALIZED   DIVIDENDS   DISTRIBUTIONS    ENDING
                                    NET ASSET      NET         GAIN       FROM NET      FROM NET     NET ASSET
                                      VALUE    INVESTMENT   (LOSS) ON    INVESTMENT     REALIZED       VALUE
                                    PER SHARE    INCOME    INVESTMENTS     INCOME         GAIN       PER SHARE
-----------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997          $9.78       $0.54        $0.27       ($0.54)          --         $10.05
June 1, 1995 to May 31, 1996          $9.82       $0.55       ($0.04)      ($0.55)          --          $9.78
June 1, 1994 to May 31, 1995          $9.60       $0.55        $0.22       ($0.55)          --          $9.82
June 1, 1993 to May 31, 1994         $10.06       $0.58       ($0.39)      ($0.58)      ($0.07)         $9.60
June 1, 1992 to May 31, 1993          $9.98       $0.66        $0.11       ($0.66)      ($0.03)        $10.06
June 1, 1991 to May 31, 1992          $9.95       $0.70        $0.04       ($0.70)      ($0.01)         $9.98
June 1, 1990 to May 31, 1991          $9.78       $0.70        $0.17       ($0.70)          --          $9.95
August 1, 1989 to May 31, 1990(a)    $10.00       $0.57       ($0.22)      ($0.57)          --          $9.78
B SHARES
June 1, 1996 to May 31, 1997          $9.78       $0.46        $0.27       ($0.46)          --         $10.05
June 1, 1995 to May 31, 1996          $9.82       $0.48       ($0.04)      ($0.48)          --          $9.78
June 1, 1994 to May 31, 1995          $9.60       $0.48        $0.22       ($0.48)          --          $9.82
August 6, 1993 to May 31, 1994(a)    $10.17       $0.39       ($0.50)      ($0.39)      ($0.07)         $9.60
-----------------------------------------------------------------------------------------------------------------
                                     RATIO TO AVERAGE NET ASSETS
                                  ---------------------------------
                                                                                                     NET ASSETS
                                     NET                                               PORTFOLIO      AT END OF
                                  INVESTMENT    NET       GROSS            TOTAL       TURNOVER        PERIOD
                                    INCOME    EXPENSES  EXPENSES(b)      RETURN(c)     RATE       (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997         5.41%      0.50%      1.06%           8.43%        152.33%        $29,217
June 1, 1995 to May 31, 1996         5.54%      0.40%      1.06%           5.29%        126.20%        $33,914
June 1, 1994 to May 31, 1995         5.87%      0.60%      1.12%           8.42%        130.90%        $30,786
June 1, 1993 to May 31, 1994         5.77%      0.60%      1.14%           1.74%        116.54%        $34,426
June 1, 1992 to May 31, 1993         6.47%      0.60%      1.12%           7.86%         42.81%        $109,983
June 1, 1991 to May 31, 1992         7.03%      0.34%      1.14%           7.65%         73.66%         $56,250
June 1, 1990 to May 31, 1991         7.09%      0.14%      1.08%           9.16%        101.11%         $35,215
August 1, 1989 to May 31, 1990(a)    6.96%(d)   0.03%(d)   0.97%(d)        4.34%(c)      41.16%         $17,439
B SHARES
June 1, 1996 to May 31, 1997         4.64%      1.26%      2.15%           7.63%        152.33%          $7,329
June 1, 1995 to May 31, 1996         4.77%      1.14%      2.21%           4.50%        126.20%          $5,897
June 1, 1994 to May 31, 1995         5.05%      1.35%      2.21%           7.61%        130.90%          $3,729
August 6, 1993 to May 31, 1994(a)    4.76%(d)   1.31%(d)   2.24%(d)       (0.98%)(c)    116.54%          $2,674
-----------------------------------------------------------------------------------------------------------------

(a) The Fund commenced operations on August 1, 1989. The Fund's original class of shares subsequently became A Shares. The Fund commenced the offering of B Shares on August 6, 1993.

(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(c)  Total Return does not reflect the effects of sales charges.

(d)  Annualized.


8                                                                             9

              COLORADO TAX-FREE FUND

                                                            NET
                                                        REALIZED AND
                                  BEGINNING              UNREALIZED    DIVIDENDS  DISTRIBUTIONS   ENDING
                                  NET ASSET     NET         GAIN       FROM NET     FROM NET     NET ASSET
                                    VALUE    INVESTMENT   (LOSS) ON   INVESTMENT    REALIZED       VALUE
                                  PER SHARE    INCOME    INVESTMENTS    INCOME        GAIN       PER SHARE
-------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997        $9.89      $0.54        $0.33       ($0.54)        --         $10.22
June 1, 1995 to May 31, 1996        $9.90      $0.53       ($0.01)      ($0.53)        --          $9.89
June 1, 1994 to May 31, 1995        $9.69      $0.48        $0.21       ($0.48)        --          $9.90
June 1, 1993 to May 31, 1994(a)    $10.00      $0.51       ($0.30)      ($0.51)      ($0.01)       $9.69
B SHARES
June 1, 1996 to May 31, 1997        $9.90      $0.47        $0.33       ($0.47)        --         $10.23
June 1, 1995 to May 31, 1996        $9.91      $0.46       ($0.01)      ($0.46)        --          $9.90
June 1, 1994 to May 31, 1995        $9.70      $0.41        $0.21       ($0.41)        --          $9.91
August 2, 1993 to May 31, 1994(a)  $10.04      $0.35       ($0.33)      ($0.35)      ($0.01)       $9.70
-------------------------------------------------------------------------------------------------------------
                                  RATIO TO AVERAGE NET ASSETS
                                -------------------------------                                  NET ASSETS
                                    NET                                             PORTFOLIO    AT END OF
                                INVESTMENT     NET         GROSS        TOTAL       TURNOVER      PERIOD
                                  INCOME     EXPENSES    EXPENSES(b)   RETURN(c)      RATE    (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997       5.36%       0.45%        1.14%        9.00%       129.26%      $27,806
June 1, 1995 to May 31, 1996       5.30%       0.30%        1.13%        5.35%       171.41%      $26,991
June 1, 1994 to May 31, 1995       5.10%       0.30%        1.15%        7.47%        47.88%      $25,997
June 1, 1993 to May 31, 1994(a)    4.94%       0.07%        1.23%        2.02%        40.92%      $31,724
B SHARES
June 1, 1996 to May 31, 1997       4.60%       1.20%        2.15%        8.19%       129.26%       $7,218
June 1, 1995 to May 31, 1996       4.64%       1.05%        2.16%        4.56%       171.41%       $6,400
June 1, 1994 to May 31, 1995       4.32%       1.05%        2.16%        6.67%        47.88%       $5,198
August 2, 1993 to May 31, 1994(a)  4.08%(d)    0.85%(d)     2.24%(d)     0.27%(d)     40.92%       $4,494
-------------------------------------------------------------------------------------------------------------


(a) The Fund commenced operations on June 1, 1993. The Fund's original class of shares subsequently became A Shares. The Fund commenced the offering of B Shares on August 2, 1993.

(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(c)  Total Return does not reflect the effects of sales charges.

(d)  Annualized.


10                                                                            11

             MINNESOTA TAX-FREE FUND

                                                                       NET
                                                                  REALIZED AND
                                          BEGINNING                UNREALIZED    DIVIDENDS    DISTRIBUTIONS    ENDING
                                          NET ASSET      NET          GAIN        FROM NET      FROM NET      NET ASSET
                                            VALUE     INVESTMENT   (LOSS) ON     INVESTMENT     REALIZED        VALUE
                                          PER SHARE     INCOME     INVESTMENTS     INCOME         GAIN        PER SHARE
--------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997               $10.30       $0.54         $0.27       ($0.54)          --          $10.57
June 1, 1995 to May 31, 1996               $10.45       $0.56        ($0.15)      ($0.56)          --          $10.30
June 1, 1994 to May 31, 1995               $10.15       $0.53         $0.30       ($0.53)          --          $10.45
June 1, 1993 to May 31, 1994               $10.65       $0.53        ($0.31)      ($0.53)       ($0.19)        $10.15
June 1, 1992 to May 31, 1993               $10.27       $0.55         $0.39       ($0.55)       ($0.01)        $10.65
December 1, 1991 to May 31, 1992           $10.20       $0.30         $0.11       ($0.30)       ($0.04)        $10.27
December 1, 1990 to November 30, 1991      $10.15       $0.61         $0.12       ($0.61)       ($0.07)        $10.20
December 1, 1989 to November 30, 1990      $10.14       $0.62         $0.02       ($0.62)       ($0.01)        $10.15
December 1, 1988 to November 30, 1989       $9.78       $0.62         $0.36       ($0.62)          --          $10.14
January 12, 1988 to November 30, 1988(a)   $10.00       $0.55        ($0.22)      ($0.55)          --           $9.78
B SHARES
June 1, 1996 to May 31, 1997               $10.30       $0.46         $0.27       ($0.46)          --          $10.57
June 1, 1995 to May 31, 1996               $10.44       $0.48        ($0.14)      ($0.48)          --          $10.30
June 1, 1994 to May 31, 1995               $10.15       $0.45         $0.29       ($0.45)          --          $10.44
August 6, 1993 to May 31, 1994(a)          $10.77       $0.35        ($0.43)      ($0.35)       ($0.19)        $10.15
--------------------------------------------------------------------------------------------------------------------------
                                                 RATIO TO AVERAGE NET ASSETS
                                           -------------------------------------                             NET ASSETS
                                              NET                                              PORTFOLIO      AT END OF
                                           INVESTMENT      NET         GROSS         TOTAL     TURNOVER        PERIOD
                                             INCOME      EXPENSES    EXPENSES(b)   RETURN(c)     RATE      (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997                 5.11%        0.60%        1.21%         7.98%       96.68%        $25,739
June 1, 1995 to May 31, 1996                 5.26%        0.48%        1.26%         3.97%       77.10%        $26,610
June 1, 1994 to May 31, 1995                 5.25%        0.49%        1.61%         8.55%      139.33%        $15,559
June 1, 1993 to May 31, 1994                 4.92%        0.61%        1.52%         1.94%       84.23%        $10,008
June 1, 1992 to May 31, 1993                 5.13%        0.75%        1.79%         9.35%       44.29%        $10,852
December 1, 1991 to May 31, 1992             5.86%(d)     0.90%(d)     2.38%(d)      8.10%(d)     6.70%         $4,896
December 1, 1990 to November 30, 1991        6.01%        0.90%        2.63%         7.40%       37.32%         $4,575
December 1, 1989 to November 30, 1990        6.21%        0.90%        2.37%         6.50%       30.86%         $4,243
December 1, 1988 to November 30, 1989        6.21%        0.90%        1.70%        10.30%       26.31%         $5,309
January 12, 1988 to November 30, 1988(a)     6.51%(d)     0.76%(d)     1.47%(d)      4.03%(d)    32.34%         $5,904
B SHARES
June 1, 1996 to May 31, 1997                 4.35%        1.34%        2.21%         7.18%       96.68%        $11,128
June 1, 1995 to May 31, 1996                 4.51%        1.23%        2.29%         3.28%       77.10%         $8,825
June 1, 1994 to May 31, 1995                 4.52%        1.21%        2.62%         7.63%      139.33%         $5,090
August 6, 1993 to May 31, 1994(a)            3.99%(d)     1.31%(d)     2.45%(d)     (0.58%)(d)   84.23%         $2,485
--------------------------------------------------------------------------------------------------------------------------

(a) The Fund commenced operations on January 12, 1988. The Fund's original class of shares subsequently became A Shares. The Fund commenced the offering of B Shares on August 6, 1993.

(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(c)  Total Return does not include the effects of sales charges.

(d)  Annualized.


12                                                                           13

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----

3. INVESTMENT OBJECTIVES AND POLICIES

TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of Tax-Free Income Fund is to produce current income exempt from federal income taxes. The Fund pursues this objective by investing primarily in a portfolio of investment grade fixed income securities the interest on which is free from federal income tax. There can be no assurance that the Fund will achieve its investment objective.
INVESTMENT POLICIES. Substantially all of the Fund's total assets normally will be invested in municipal securities, which are debt obligations issued by or on behalf of the states, territories or possessions of the United States, the District of Columbia and their subdivisions, authorities, instrumentalities and corporations the interest on which is exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("municipal securities"). As a fundamental investment policy, except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities exempt from federal income taxes (including the federal alternative minimum tax). In order to respond to business and financial conditions, the Fund may invest up to 20% of its assets in instruments on which the interest is subject to federal taxation. (See "Additional Investment Policies and Risk Considerations - Temporary Defensive Position;" "- Taxable Investments" and "Dividends and Tax Matters.")

The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years. Depending on market conditions, however, the average dollar-weighted maturity could be higher or lower. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. As the Fund's objective is to provide high current income, the Fund invests in municipal securities with an emphasis on income rather than stability of the Fund's net asset value, and the average maturity of the Fund's portfolio will vary depending on anticipated market conditions.

Substantially all of the Fund's assets will be invested in municipal securities that are rated within the top four grades by an NRSRO at the time of purchase. For example, for municipal bonds, these grades are "Aaa," "Aa," "A" and "Baa" in the case of Moody's Investors Service ("Moody's") and "AAA," "AA," "A" and "BBB" in the case of Standard & Poor's and Fitch

----
----
Investors Service, L.P. These securities are generally considered to be investment grade securities, although Moody's indicates that municipal securities rated "Baa" have speculative characteristics. The Fund also may invest in unrated securities that Norwest believes are comparable in quality to rated securities in which the Fund may invest. A description of the rating categories of certain NRSROs is contained in the SAI.

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE. The investment objective of Colorado Tax-Free Fund is to seek to provide shareholders with a high level of current income exempt from both federal and Colorado state income taxes (including the alternative minimum tax) consistent with the preservation of capital. Shares of the Fund are offered only to residents of the State of Colorado. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES. Substantially all the Fund's total assets normally will be invested in investment grade municipal securities, which are debt obligations issued by the state of Colorado and its political subdivisions, various authorities, instrumentalities, public corporations and special districts ("municipal securities"). Municipal securities also include the securities issued by the various territories and possessions of the United States, such as Puerto Rico. As a fundamental policy, except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities exempt from both federal and Colorado state income taxes (including the federal alternative minimum tax). In order to respond to business and financial conditions, the Fund may invest up to 20% of its assets in instruments on which the interest is subject to taxation. (See "Additional Investment Policies - Temporary Defensive Position;" "- Taxable Investments" and "Dividends and Tax Matters.")

The yields of Colorado municipal securities depend on, among other things, conditions in the Colorado municipal bond market and fixed income markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Colorado state tax exemption on Colorado issues.

There are no restrictions on the Fund's average portfolio maturity, but the average portfolio maturity is currently expected to be greater than 10 years. Average portfolio maturity may reach or exceed 20 years in the future. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a security. As the Fund's

----
----
objective is to provide high current income, the Fund invests in municipal securities with an emphasis on income rather than maintaining a stable net asset value. However, the Fund attempts to limit net asset value fluctuations.

Substantially all of the Fund's assets will be invested in municipal securities that are rated within the top four grades by an NRSRO at the time of purchase. For example, for municipal bonds, these grades are "Aaa," "Aa," "A" and "Baa" in the case of Moody's Investors Service ("Moody's") and "AAA," "AA," "A" and "BBB" in the case of Standard & Poor's and Fitch Investors Service, L.P. These securities are generally considered to be investment grade securities, although Moody's indicates that municipal securities rated "Baa" have speculative characteristics. The Fund also may invest in unrated securities that Norwest believes are comparable in quality to rated securities in which the Fund may invest. A description of the rating categories of certain NRSROs is contained in the SAI.

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE. The investment objective of Minnesota Tax-Free Fund is to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the alternative minimum tax) without assuming undue risk. Shares of the Fund are offered only to residents of the State of Minnesota. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES. Substantially all the Fund's total assets normally will be invested in investment grade municipal securities, which are debt obligations issued by the state of Minnesota and its political subdivisions, duly constituted authorities and corporations ("municipal securities"). Municipal securities also include the securities issued by the various territories and possessions of the United States, such as Puerto Rico. In order to respond to business and financial conditions, the Fund may invest up to 20% of its assets in instruments on which the interest is subject to taxation. (See "Additional Investment Policies - Temporary Defensive Position;" "- Taxable Investments" and "Dividends and Tax Matters.") As a fundamental policy, except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities exempt from both federal and Minnesota state income taxes (including the federal alternative minimum tax).

The yields of Minnesota municipal securities depend on, among other things, conditions in the Minnesota municipal bond market and fixed income markets generally, the maturity of the obligation, the rating of the issue and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Minnesota state tax exemption on

----
----
Minnesota issues. (See "Dividends and Tax Matters - Taxes - Minnesota Tax-Free Fund" for a description of certain tax matters that may effect the Fund and its shareholders.)

There are no restrictions on the Fund's average portfolio maturity, but the average dollar-weighted maturity is currently expected to be greater than 10 years. Average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, however, the average dollar-weighted maturity could be higher or lower. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a municipal security. As the Fund's objective is to provide high current income, the Fund invests in municipal securities with an emphasis on income rather than stability of the Fund's net asset value.

Normally, at least 75% of the Fund's assets will be invested in municipal securities that are rated within the top four grades by an NRSRO at the time of purchase. For example, for municipal bonds, these grades are "Aaa," "Aa," "A" and "Baa" in the case of Moody's Investors Service ("Moody's") and "AAA," "AA," "A" and "BBB" in the case of Standard & Poor's ("S&P") and Fitch Investors Service, L.P. ("Fitch"). These securities are generally considered to be investment grade securities, although Moody's indicates that municipal securities rated "Baa" have speculative characteristics. The Fund also may invest in unrated securities that Norwest believes are comparable in quality to rated securities in which the Fund may invest. A description of the rating categories of certain NRSROs is contained in the SAI.
NON-INVESTMENT GRADE SECURITIES. Minnesota Tax-Free Fund may invest up to 25% of its total assets in municipal bonds rated in the fifth highest rating category of an NRSRO ("Ba" by Moody's or "BB" by S&P or Fitch), or which are unrated and judged by Norwest to be of comparable quality to securities rated in the fifth highest category. Such securities (commonly referred to as "junk bonds") are not considered to be investment grade and have speculative or predominantly speculative characteristics. Non-investment grade, high risk securities provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These lower rated securities involve greater risk of default or price changes due to changes in the issuer's creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of lower rated securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates.

----
----

During the fiscal year ended May 31, 1997, the Fund had 88.8% of its average annual assets in municipal securities rated by Moody's or S&P and 11.2% of its average annual assets in unrated investments, including cash and short-term cash equivalents which are typically unrated. During that year, the Fund had the following percentages of its average annual net assets invested in rated securities: "Aaa"/"AAA" - 36.3%, "Aa"/"AA" - 38.4%, "A"/"A" - 9.8%, "Baa"/"BBB"
- 4.3% and "Ba"/"BB" and below - 0%. For this purpose, securities with different ratings from Moody's and S&P were assigned the higher rating. This information reflects the average composition of the Fund's assets for the Fund's last fiscal year and is not necessarily representative of the Fund as of the current fiscal year or any other time.

INVESTMENT CONSIDERATIONS
AND RISK FACTORS

GEOGRAPHIC CONCENTRATION. Because Colorado Tax-Free Fund and Minnesota Tax-Free Fund invest principally in municipal securities issued by issuers within a particular state and the state's political subdivisions, those Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. Tax-Free Income Fund will be subject to similar risks to the extent it concentrates its investments in a particular jurisdiction. These risks are linked to the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal of and interest on private activity securities will depend

----
----
on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political or demographic conditions in the state.

The Colorado constitution restricts the ability of the state and local governments to increase taxes, revenues, debt and spending. In particular, prior voter approval is now required to impose any new tax or tax rate increase or to issue any "multiple-fiscal year" debt and revenues collected in excess of certain limits must be refunded unless voters authorize their retention. The future impact on the financial operations and obligations of the state and local governments cannot be determined at this time. Norwest will continue to monitor the situation closely and will, if necessary, seek the advice of counsel concerning its effect on instruments being considered for purchase by the Fund. A further discussion of potential risks of investment in Colorado municipal securities is contained in the SAI.

RELATED ISSUERS. Some municipal securities are related in such a way that an economic, business or political development affecting one municipal security would have a similar effect on another municipal security. For example, the repayment of different obligations may depend on similar types of projects. No Fund will invest more than 25% of its total assets in securities that are so related or invest more than 25% of its total assets in a single type of revenue bond (e.g., electric revenue, housing revenue, etc.) Similarly, under normal circumstances, Tax-Free Income Fund will not invest more than 25% of its total assets in issuers located in the same state.

DIVERSIFICATION MATTERS. Each of Colorado Tax-Free Fund and Minnesota Tax-Free Fund is non-diversified, which means that it has greater latitude than a diversified fund with respect to the investment of its assets in the securities of a relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter, with respect to 50% of its assets, a Fund may not: (1) own the securities of a single issuer with a value of more than 5% of the Fund's total assets; or (2) own more than 10% of the outstanding voting securities of a single issuer. Tax-Free Income Fund is diversified and, therefore, as a fundamental policy, with respect to 75% of its assets, may not purchase a security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer. These limits do not apply to U.S. Government securities and the securities of investment companies. Each Fund reserves the right to invest up to 100% of its investable assets in one or more other investment companies.

Except for investment in U.S. Government Securities, no more than 25% of the total assets of Colorado Tax-Free Fund, and no more than 20% of the

----
----
total assets of Minnesota Tax-Free Fund, may be invested in securities of any one issuer. These limitations do not apply to securities of an issuer payable solely from the proceeds of escrowed U.S. Government Securities.

The "issuer" of securities is deemed to be the entity whose assets and revenues secure the securities, whether that entity is a governmental entity (so long as its revenues and assets are separate from the government which created it) or a non-governmental user of facilities financed through industrial development bonds issued by or on behalf of a public authority or entity.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

Each Fund's investment objective and all investment policies of the Funds that are designated as fundamental may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities. A majority of a Fund's outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented or more than 50% of the outstanding shares. Except as otherwise indicated, investment policies of the Funds are not fundamental and may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. A further description of the Funds' investment policies, including additional fundamental policies, is contained in the SAI.

No Fund may invest more than 15% of its net assets in illiquid securities, including repurchase agreements not entitling the Fund to payment within seven days. As used herein, the term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

As part of its regular banking operations, Norwest Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Norwest Bank. A lending relationship will not be a factor in the selection of portfolio securities for a Fund.

BORROWING. As a fundamental policy, each Fund may borrow money from banks or by entering into reverse repurchase agreements and will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets. Borrowing for other than temporary or emergency purposes or meeting redemption requests may not exceed 5% of the value of any Fund's assets. Each Fund may enter reverse repurchase agreements, transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date.

----
----

MUNICIPAL SECURITIES. The municipal securities in which the Funds may invest include municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due.

The market value of the interest-bearing debt securities, including municipal securities, held by the Funds will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; e.g., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the affect of interest rate changes on the market value of that security. In addition, fixed income investments held by the Funds are subject to "credit risk." Changes in the ability of an issuer to make payments of interest and principal and the market's perception of an issuer's creditworthiness will affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities, including municipal issuers, are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors which may restrict the ability of any issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The Funds may retain securities whose rating has been lowered below the lowest permissible rating category or, in the case of an unrated security, determined by Norwest to be of comparable quality, if Norwest determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

MUNICIPAL BONDS. Municipal bonds can be classified as either "general obligation" bonds or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

----
----

Municipal bonds also include industrial development bonds and private activity bonds, which in most cases are revenue bonds and generally are not secured by a pledge of the credit of the municipality. The payment of the principal and interest on such bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill the short-term capital needs of the issuer and generally have original maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes (which generally are issued in anticipation of various seasonal revenues), bond anticipation notes, construction loan notes and tax-exempt commercial paper. Municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets.

PARTICIPATION INTERESTS. The Funds may purchase participation interests in municipal securities that are held by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or other financial institution permitting the holder to tender them back to the bank or other financial institution. Prior to purchasing any participation interest, each Fund will obtain appropriate assurances from counsel that the interest earned by the Fund from the obligations in which it holds participation interests is exempt from federal and, in the case of Colorado Tax-Free Fund and Minnesota Tax-Free Fund, applicable state income tax.

STAND-BY COMMITMENTS. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

----
----
The Funds' policy is to enter into stand-by commitment transactions only with municipal securities dealers which, in the view of Norwest, present minimal credit risks.

PUTS ON MUNICIPAL SECURITIES. The Funds may acquire "puts" on municipal securities they purchase. A put gives the Fund the right to sell the municipal security at a specified price at any time on or before a specified date. The Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Fund to invest its funds at more favorable rates. Generally, the Fund will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Fund may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security. Puts involve the same risks discussed above with respect to stand-by commitments.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Funds invest (including mortgage-related securities) may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-related securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield.

There may not be an active secondary market for certain floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights (such as puts) it may have. A Fund could, for this or other reasons, suffer a loss with respect

----
----
to an instrument. Norwest monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

ZERO-COUPON SECURITIES. Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero-coupon security must include the original issue discount of the security as income. Zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund's may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when Norwest would not have chosen to sell such securities and which may result in a taxable gain or loss.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33 1/3% of the value of its total assets.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase securities offered on a "when-issued" basis and may purchase securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within three months after the transaction, but delayed settlements beyond three months may be negotiated.

During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no interest accrues to the Fund. At the time a Fund makes a commitment to purchase securities in this

----
----
manner, however, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver or pay for a security purchased or sold by the Fund may result in a loss or a missed opportunity to make an alternative investment. Any significant commitment of a Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value.

The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If Norwest were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. The Funds enter into when-issued and forward commitments only with the intention of actually receiving the securities, but a Fund may sell the securities before the settlement date if deemed advisable. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event.

TEMPORARY DEFENSIVE POSITION. When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States; (3) commercial paper; (4) repurchase agreements; and (5) shares of "money market funds" registered under the Investment Company Act of 1940 (the "1940 Act") within the limits specified therein. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by Norwest to be of comparable quality. During periods when and to the extent that the Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above. When a Fund assumes a temporary defensive position, it is likely that shareholders will be subject to federal and applicable state income taxes on a greater portion of their income dividends received from the Fund.

TAXABLE INVESTMENTS. Apart from temporary defensive purposes, each Fund may invest up to 20% of the value of its total assets in cash equivalents the interest on which is not exempt from federal income tax or is treated as a preference item for purposes of the federal alternative minimum tax. For more information regarding the alternative minimum tax, see "Dividends and Tax Matters." In addition, the Funds may hold a portion of their assets in

----
----
cash and cash-equivalents pending investment in municipal securities, to meet requests for redemptions or to assume a temporary defensive position. With respect to Tax-Free Income Fund, these securities include debt securities of corporate issuers meeting the Fund's investment quality standards described above and bonds or notes issued by or on behalf of a municipality, the interest on which is an item of tax preference for purposes of the federal alternative minimum tax on individuals.

PORTFOLIO TRANSACTIONS. The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Funds' portfolio turnover is reported under "Financial Highlights." An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased short-term capital gains, which are not tax-exempt, and losses. It is each Fund's policy to obtain best net results in effecting portfolio transactions. Norwest may effect transactions for the Funds through brokers who sell Fund shares. The Funds have no obligation to deal with any specific broker or dealer in the execution of portfolio transactions.

----
----

                                                                  4.  MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Board consists of eight persons.

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT. Subject to the general supervision of the Board, Norwest makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1997, Norwest Corporation had assets of $83.6 billion, which made it the 11th largest bank holding company in the United States. As of June 30, 1997, Norwest and its affiliates managed assets with a value of approximately $52.9 billion.

For its services, Norwest receives an advisory fee at an annual rate of 0.50% of the average daily net assets of Tax-Free Income Fund and, with respect to each of the Colorado Tax-Free Fund and Minnesota Tax-Free Fund, at an annual rate of 0.50% of the first $300 million of the Fund's average daily net assets, 0.46% of the next $400 million of the Fund's average daily net assets and 0.42% of the Fund's remaining average daily net assets.

PORTFOLIO MANAGERS. Many persons on the advisory staff of Norwest contribute to the investment services provided to the Funds. The following persons, however, are primarily responsible for day-to-day management and, unless otherwise noted, have been since the inception of the Fund. For periods prior to June 1, 1997, all persons served in their current positions with Norwest Bank. Prior to that date Norwest Bank was each Fund's investment adviser. In addition to their responsibilities as listed below, each of the portfolio managers may perform portfolio management and other duties for Norwest Bank.

     TAX-FREE INCOME FUND and COLORADO TAX-FREE FUND Mr. William T. Jackson, CFA. Mr. Jackson has been a Vice President of Norwest since 1993. Prior thereto, Mr. Jackson was a Senior Vice President and Institutional Sales Manager with Norwest Investment Services from 1992 to 1993; a Vice President and Municipal Bond Trading Manager from 1991 to 1992; and a Vice President and Municipal Bond Trader with Kemper Securities, Inc., from 1984 to 1991.

----
----

     MINNESOTA TAX-FREE FUND Ms. Patricia D. Hovanetz, CFA. Ms. Hovanetz, a Vice President of Norwest, has been associated with Norwest for more than 25 years in various capacities related to municipal bond investments. She has been a municipal bond fund portfolio manager since 1988 and has served as portfolio manager of the Fund since 1991.

MANAGEMENT, ADMINISTRATION AND
DISTRIBUTION SERVICES

As manager, Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) other than investment advisory services. In this capacity Forum provides the Trust with general office facilities, provides persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Funds by others. FAS is responsible for performing certain administrative services necessary for the Trust's operations with respect to each Fund including: (1) preparing and printing updates of the Trust's registration statement and prospectuses to its shareholders, the SEC and state securities administrators; (2) preparing proxy and information statements and any other communications to shareholders; (3) monitoring the sales of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state securities administrators; and (4) supervising the declaration of dividends and distributions to shareholders.

As of June 30, 1997, Forum and FAS provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $25.5 billion. Forum is a member of the National Association of Securities Dealers, Inc. For their services with respect to each Fund, Forum and FAS each receives a fee, at an annual rate of 0.05% of the Fund's average daily net assets.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("Forum Accounting") provides portfolio accounting services to each Fund and to each Core Portfolio. Forum, FAS, and Forum Accounting are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of June 1, 1997, Forum, FAS and Forum Accounting were controlled by John Y. Keffer, President and Chairman of the Trust.

Forum also acts as the distributor of the Shares. As the Funds' distributor, Forum pays a broker-dealers' reallowance on A Shares and a sales commission on B Shares to broker-dealers who sell shares of the Funds. Normally,

----
----
Forum will make payments to broker-dealers as discussed under "Characteristics of The Shares." From its own resources, Forum may pay additional fees to broker-dealers or other persons for distribution or other services related to the Funds. For further information about the Funds' distribution plan, including the fees payable thereunder, see "Characteristics of The Shares."

SHAREHOLDER SERVICING AND
CUSTODY

Norwest Bank serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How to Buy Shares - Purchase Procedures." The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its services, the Transfer Agent receives a fee a fee with respect to each Fund at an annual rate of 0.25% of each Fund's average daily net assets attributable to each class of the Fund.
Norwest Bank also serves as each Fund's custodian. For its custodial services, Norwest Bank receives a fee with respect to each Fund at an annual rate of:
0.02% of the first $100 million of the Fund's average daily net assets, 0.015% of the next $100 million of the Fund's average daily net assets and 0.01% of the Fund's remaining average daily net assets.

EXPENSES OF THE FUNDS

Subject to the obligation of Norwest to reimburse the Trust for certain expenses of the Funds, the Trust has confirmed its obligation to pay all of its expenses. The Funds' expenses include Trust expenses attributable to the Funds, which are allocated to each Fund, and expenses not specifically attributable to the Funds, which are allocated among the Funds and all other funds of the Trust in proportion to their average net assets. Each service provider to a Fund may elect to waive (or continue to waive) all or a portion of their fees. Any such waivers will have the effect of increasing a Fund's performance for the period during which the waiver is in effect. Fee waivers are voluntary and may be reduced or eliminated at any time.

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----

Each service provider to the Trust or their agents and affiliates may also act in various capacities for, and receive compensation from, their customers who are shareholders of a Fund. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Fund.

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----

                                                      5.  CHOOSING A SHARE CLASS

Investors should compare sales charges and fees before selecting a particular class of shares. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated distribution services fee and maintenance fee and contingent deferred sales charges on B Shares prior to conversion would be less than the initial sales charge on A Shares purchased at the same time and whether that differential would be offset by the higher yield of A Shares. A summary of the charges applicable to shares of each Fund is listed under "Prospectus Summary - Expense Information." Sales personnel of broker-dealers and other financial institutions selling a Fund's shares may receive differing compensation for selling A Shares and B Shares.

Because initial sales charges are deducted at the time of purchase, investors purchasing a Fund's A Shares receive fewer shares than if the sales charge were not deducted and, accordingly, do not have the entire purchase price invested. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time should consider whether, in light of the initial sales charge and its effect on the amount of the purchase price invested, purchases of A Shares are more or less advantageous than purchases of B Shares with their associated accumulated continuing distribution and maintenance charges. For example, based on estimated current fees and expenses, an investor subject to the 4.0% initial sales charge who elects to reinvest all dividends would have to hold the shareholder's investment approximately five years for the B Shares' distribution services fee and maintenance fee to exceed the initial sales charge. The foregoing example does not take into account the time value of money, fluctuations in net asset value or the effects of different performance assumptions.

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----

A SHARES

The public offering price of A Shares is their next-determined net asset value plus an initial sales charge assessed as follows (no sales charge is assessed on the reinvestment of dividends or distributions):


                                                              Broker-
                                                              Dealers'
                                   Sales Charge            Reallowance As
                                As a Percentage of          a Percentage
                         ................................   of Offering
Amount of Purchase       Offering Price  Net Asset Value*      Price

-------------------------------------------------------------------------
Less than $50,000......         4.00%            4.17%            3.50%
$50,000 to $99,999.....         3.50%            3.63%            3.00%
$100,000 to $249,000...         3.00%            3.09%            2.50%
$250,000 to $499,999...         2.50%            2.56%            2.25%
$500,000 to $999,000...         2.00%            2.04%            1.75%
$1,000,000 to
 $2,499,999............         0.00%            0.00%            0.75%
$2,500,000 to
 $4,999,999............         0.00%            0.00%            0.50%
Over $5,000,000........         0.00%            0.00%            0.25%

* Rounded to the nearest one-hundredth percent

Forum may pay a broker-dealers' reallowance to selected broker-dealers purchasing shares as principal or agent, which may include banks, bank affiliates and Processing Organizations. Normally, Forum will reallow discounts to selected broker-dealers in the amounts indicated in the table above. In addition, Forum may elect to reallow the entire sales charge to selected broker-dealers for all sales with respect to which orders are placed with Forum. The broker-dealers' reallowance may be changed from time to time. Forum may make additional payments (out of its own resources) to selected broker-dealers of up to 0.75% of the value of Fund shares purchased at net asset value.

In addition, from time to time and at its own expense, Forum may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging;
(2) tickets for entertainment events; and (3) merchandise.

In some instances, this compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of shares of the Funds or who charge an asset based fee (whether or not they have a fiduciary relationship with their clients).

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----

No sales charge is assessed on purchases: (1) by any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended); (2) by trustees and officers of the Trust; directors, officers and full-time employees of Forum, of Norwest Corporation or of any of their affiliates; the spouse, direct ancestor or direct descendant (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; (3) by any registered investment adviser with whom Forum has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; and (4) of A Shares of a Fund made through the Directed Dividend Option from a fund of the Trust that charges a front-end sales charge. (See, "Dividends and Tax Matters".) Shares sold without a sales charge may not be resold except to the Funds and share purchases must be made for investment purposes.

REINSTATEMENT PRIVILEGE. An investor who has redeemed A Shares of a Fund may, within 60 days following the redemption, purchase without a sales charge A Shares in an amount up to the amount of the redemption. Investors who desire to exercise this "Reinstatement Privilege" should contact the Trust for further information.

INVESTORS IN OTHER FUND FAMILIES. No sales charge is assessed on purchases of A Shares of a Fund with the proceeds of a redemption at net asset value, within the preceding 60 days, of shares of a mutual fund that imposed on the redeemed shares at the time of their purchase a sales charge equal to or greater than that applicable to the A Shares of that Fund. Investors should contact the Trust for further information and to obtain the necessary forms.

REDUCED INITIAL SALES CHARGES. To qualify for a reduced sales charge, an investor or the investor's Processing Organization must notify the Transfer Agent at the time of purchase of the investor's intention to qualify and must provide the Transfer Agent with sufficient information to verify that the purchase qualifies for the reduced sales charge. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. Further information about reduced sales charges is contained in the SAI.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). An investor's purchase of additional A Shares of a Fund may qualify for rights of accumulation ("ROA") under which the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Fund Business Day) of all A Shares of that Fund held by the investor. For example, if an investor owned A Shares of a Fund worth $500,000 at the

----
----
then current net asset value and purchased A Shares of that Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.0% rate applicable to a $550,000 purchase, rather than at the 3.5% rate applicable to a $50,000 purchase.

In addition, an investor in a Fund that has previously purchased A Shares of any other fund of the Trust that is sold with a sales charge equal to or greater than the sales charge imposed on the A Shares of the Fund ("Eligible Fund") may also qualify for ROA and may aggregate existing investments in A Shares of Eligible Funds with current purchases of A Shares of the Fund to determine the applicable sales charge. In addition, purchases of A Shares of a Fund by an investor and the investor's spouse, direct ancestor or direct descendant may be combined for purposes of ROA.

STATEMENT OF INTENTION. A Shares investors may also obtain reduced sales charges based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $50,000 or more in A Shares of a Fund within a period of 13 months. Each purchase of shares under a Statement of Intention will be made at net asset value plus the sales charge applicable at the time of the purchase to a single transaction of the dollar amount indicated in the Statement.

Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of a Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent.

CONTINGENT DEFERRED SALES CHARGE. A Shares of a Fund on which no initial sales charge was assessed due to the amount purchased in a single transaction or pursuant to the Cumulative Quantity Discount or a Statement of Intention and that are redeemed (including certain redemptions in connection with an exchange) within specified periods after the purchase date of the shares will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends and distributions.

----
----


                                                                    Contingent Deferred
                                                                  Sales Charge as a % of
                                                                   Dollar Amount Subject
Amount of Purchase                        Period Shares Held             to Charge
-----------------------------------------------------------------------------
$1,000,000 to $2,499,999............  Less than one year                     0.75%
                                      One to two years                       0.50%
$2,500,000 to $4,999,999............  Less than one year                     0.50%
Over $5,000,000.....................  Less than one year                     0.25%

No contingent deferred sales charge is charged on redemptions to the same extent as described under "B Shares - Contingent Deferred Sales Charge." The contingent deferred sales charge on shares purchased through an exchange from another fund of the Trust is based upon the original purchase date and price of the other fund's shares. For A shareholders with a Statement of Intention that do not purchase $1,000,000 of a Fund's A Shares pursuant to their Statement, no contingent deferred sales charge is imposed. The Statement of Intention provides for a contingent deferred sales charge in certain other cases. Further information about the contingent deferred sales charge is contained in the SAI.

B SHARES

DISTRIBUTION PLAN. B Shares are sold at their net asset value per share without the imposition of a sales charge at the time of purchase. With respect to B Shares, each Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act providing for distribution payments, at an annual rate of up to 0.75% of the average daily net assets of the Fund attributable to B Shares (the "distribution services fee"), by each Fund to Forum, to compensate Forum for its distribution activities. The distribution payments due to Forum from each Fund comprise: (1) sales commissions at levels set from time to time by the Board ("sales commissions"); and (2) an interest fee calculated by applying the rate of 1% over the prime rate to the outstanding balance of uncovered distribution charges (as described below). The current sales commission rate is 3% and Forum currently expects to pay sales commissions to each broker-dealer at the time of sale of up to 3% of the purchase price of B Shares of each Fund sold by the broker-dealer.

Under the distribution services agreement between Forum and the Trust, Forum will receive, in addition to the distribution services fee, all contingent deferred sales charges due upon redemptions of B Shares. The combined contingent deferred sales charge and distribution services fee on B Shares are intended to finance the distribution of those shares by permitting an investor to purchase shares through broker-dealers without the assessment of an initial sales charge and, at the same time, permitting Forum to compensate broker-dealers in connection with the sales of the shares. Proceeds from the contingent deferred sales charge with respect to a Fund are paid to Forum to

----
----
defray the expenses related to providing distribution-related services in connection with the sales of B Shares, such as the payment of compensation to broker-dealers selling B Shares. Forum may spend the distribution services fees it receives as it deems appropriate on any activities primarily intended to result in the sale of those shares.

Under the Plan, a Fund will make distribution services fee payments to Forum only for periods during which there are outstanding uncovered distribution charges attributable to that Fund. Uncovered distribution charges are equivalent to all sales commissions previously due (plus interest), less amounts received pursuant to the Plan and all contingent deferred sales charges previously paid to Forum. At May 31, 1997, uncovered distribution expenses for Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund were $105,116, $84,082 and $201,650, respectively, or approximately 1.43%, 1.16%, and 1.81% of each respective Fund's net assets attributable to B Shares as of the same date.

The amount of distribution services fees and contingent deferred sales charge payments received by Forum with respect to a Fund is not related directly to the amount of expenses incurred by Forum in connection with providing distribution services to the B Shares and may be higher or lower than those expenses. Forum may be considered to have realized a profit under the Plan if, at any time, the aggregate amounts of all distribution services fees and contingent deferred sales charge payments previously made to Forum exceed the total expenses incurred by Forum in distributing B Shares.

Pursuant to the Plan, each Fund has agreed also to pay Forum a maintenance fee in an amount equal to 0.25% of the average daily net assets of the Fund attributable to B Shares for providing personal services to shareholder accounts. The maintenance fee may be paid by Forum to broker-dealers in an amount not to exceed 0.25% of the value of B Shares held by the customers of the broker-dealers. The distribution services fee and the maintenance fee are each accrued daily and paid monthly and will cause a Fund's B Shares to have a higher expense ratio and to pay lower dividends than A Shares of that Fund. Notwithstanding the discontinuation of distribution services fees with respect to a Fund, the Fund may continue to pay maintenance fees.

A Fund does not accrue future distribution services fees as a liability of the Fund with respect to the B Shares or reduce the Fund's current net assets in respect to distribution services fees which may become payable under the Plan in the future.

In the event that the Plan is terminated or not continued with respect to a Fund, the Fund may, under certain circumstances, continue to pay distribution services fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan). Those circumstances are described in detail in the SAI. In deciding whether to purchase B Shares of a

----
----
Fund, investors should consider that payments of distribution services fees could continue until such time as there are no uncovered distribution charges under the Plan attributable to that Fund. In approving the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit each Fund and its B shareholders.

Periods with a high level of sales of B Shares of a Fund accompanied by a low level of redemptions of those shares that are subject to contingent deferred sales charges will tend to increase uncovered distribution charges. Conversely, periods with a low level of sales of B Shares of a Fund accompanied by a high level of redemptions of those shares that are subject to contingent deferred sales charges will tend to reduce uncovered distribution charges. A high level of sales of B Shares during the first few years of operations, coupled with the limitation on the amount of distribution services fees payable by a Fund with respect to B Shares during any fiscal year, would cause a large portion of the distribution services fees attributable to a sale of the B Shares to be accrued and paid by the Fund to Forum with respect to those shares in fiscal years subsequent to the years in which those shares were sold. The payment delay would in turn result in the incurrence and payment of increased interest fees under the Plan.

CONTINGENT DEFERRED SALES CHARGE. B Shares of a Fund which are redeemed within six years of purchase will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years between the payment for the purchase of B Shares of a Fund and their redemption.

The contingent deferred sales charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends and distributions.

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----


                                           Contingent Deferred
                                           Sales Charge as a %
                                            of Dollar Amount
Year Since Purchase                         Subject to Charge
---------------------------------------------------------------
First...................................             3.0%
Second..................................             2.0%
Third...................................             2.0%
Fourth..................................             1.0%
Fifth...................................          None
Sixth...................................          None

Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions with respect to a shareholder's investment in a Fund will automatically be made first from any A Shares in the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from B Shares of the Fund held for over four years and fourth from the longest outstanding B Shares of the Fund held for less than four years.

No contingent deferred sales charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by a Fund of shareholder accounts with low account balances; (3) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability; (4) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan; and (5) redemptions by any registered investment adviser with whom Forum has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts. (See the SAI for further information.)

CONVERSION FEATURE. After six years from the end of the calendar month in which the shareholder's purchase order for B shares was accepted, the B Shares will automatically convert to A Shares of that Fund (the "conversion"). The conversion will be on the basis of the relative net asset values of the A and B Shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, B Shares of a Fund purchased through the reinvestment of dividends and distributions will be considered to be held in a separate sub-account. Each time any B Shares in the shareholder's account (other than those in the sub-account) convert, an equal pro rata portion of those shares in the sub-account will also convert. The conversion is subject to the continuing availability of certain opinions of counsel and may be suspended if such an opinion is no longer available at the time the

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----
conversion is to occur. In that event, no further conversions would occur, and shares might continue to be subject to distribution services and maintenance fees for an indefinite period.

----
----

6. HOW TO BUY SHARES

MINIMUM INVESTMENT

There is a $1,000 minimum for initial purchases and a $100 minimum for subsequent purchases of Shares of the Funds. A Fund may in its discretion waive the investment minimums. Shareholders who elect electronic share purchase privileges such as the Automatic Investment Plan or the Directed Dividend Option are not subject to the initial investment minimum. (See "Other Shareholder Services - Automatic Investment Plan" and "Dividends and Tax Matters.")

The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

PURCHASE PROCEDURES

INITIAL PURCHASES
THERE ARE THREE WAYS TO PURCHASE SHARES INITIALLY.

1. BY MAIL. Investors may send a check or money order (cash cannot be accepted) along with a completed account application form to the Trust at the address listed under "Account Application." Checks or money orders are accepted at full value subject to collection. If a check or money order does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or Forum.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Norwest Advantage Funds" or to one or more owners of that account and endorsed to Norwest Advantage Funds. No other method of payment by check will be accepted. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Norwest Advantage Funds." No other method of payment by check will be accepted.

2. BY BANK WIRE. Investors may make an initial investment in a Fund using the wire system for transmittal of money among banks. The investor should first telephone the Transfer Agent at (612) 667-8833 or (800) 338-1348 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

     NORWEST BANK MINNESOTA, N.A.
     ABA 091 000 019
     FOR CREDIT TO: NORWEST ADVANTAGE FUNDS
          0844-131
          RE:  [NAME OF FUND]
               [DESIGNATE A SHARES OR B SHARES]
          ACCOUNT NO.:
          ACCOUNT NAME:

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----

The investor should then promptly complete and mail the account application form. There may be charges by the investor's bank for transmitting the money by bank wire. The Trust does not charge investors for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

3. THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). The Transfer Agent, Forum and their affiliates may be Processing Organizations. Processing Organizations, may receive as a broker-dealer's reallowance a portion of the sales charge paid by their customers who purchase A Shares of a Fund, may receive payments from Forum with respect to sales of B Shares and may receive payments as a processing agent from the Transfer Agent. In addition, financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through a Processing Organization will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase a Fund's shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Funds' procedures, may have Fund shares transferred into their name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations may also enter purchase orders with payment to follow.

Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer.

SUBSEQUENT PURCHASES
Subsequent purchases may be made by mailing a check, by sending a bank wire or through the shareholder's Processing Organization as indicated above. All payments should clearly indicate the shareholder's name and account number.

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----

ACCOUNT APPLICATION

Investors may obtain the account application form necessary to open an account by writing the Trust at the following address:

     NORWEST ADVANTAGE FUNDS
     [NAME OF FUND]
     NORWEST BANK MINNESOTA, N.A.
     TRANSFER AGENT
     733 MARQUETTE AVENUE
     MINNEAPOLIS, MN 55479-0040

To participate in shareholder services not referenced on the account application form and to change information on a shareholder's account (such as addresses), investors or existing shareholders should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. Any privilege and participation in any program may be terminated by the shareholder at any time by writing to the Trust.

GENERAL INFORMATION

Fund shares are continuously sold on every weekday except customary national business holidays (New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday ("Fund Business Day"). The purchase price for Fund shares equals their net asset value next-determined after acceptance of an order plus, in the case of the A Shares, any applicable sales charge imposed at the time of purchase.

Fund shares become entitled to receive dividends and distributions on the next Fund Business Day after a purchase order is accepted. The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

All payments for Shares must be in U.S. dollars. Investments in a Fund may be made either through certain financial institutions or by an investor directly. An investor who invests in a Fund directly will be the shareholder of record. All transactions in Fund shares are effected through the Transfer Agent which accepts orders for redemptions and for subsequent purchases only from shareholders of record. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

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----

                                                          7.  HOW TO SELL SHARES

GENERAL INFORMATION

Fund Shares may be sold (redeemed) at their net asset value on any Fund Business Day subject to a contingent deferred sales charge imposed, in the case of A Shares, on some redemptions made within two years of purchase and, in the case of B Shares, on most redemptions made within six years of purchase. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Redeemed shares are not entitled to receive dividends declared after the day the redemption becomes effective.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following receipt of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to a Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

REDEMPTION PROCEDURES

Shareholders who have invested through a Processing Organization may redeem their shares through the Processing Organization as described above. Shareholders who have invested directly in a Fund may redeem their Shares as described below. Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application form. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

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----

1. BY MAIL. Shareholders may redeem shares by sending a written request to the Transfer Agent accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. (See "How to Sell Shares - Other Redemption Matters.")

2. BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which his shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. (See "How to Sell Shares - Other Redemption Matters.")

3. BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request a Fund to transmit the redemption proceeds by federal funds wire to a bank account designated in writing by the shareholder. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the Transfer Agent.

OTHER REDEMPTION MATTERS

To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a share certificate; (2) instruction to change a shareholder's record name; (3) modification of a designated bank account for wire redemptions;
(4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution election; (6) telephone redemption; (7) exchange option election or any other option election in connection with the shareholder's account; (8) written instruction to redeem Shares whose value exceeds $50,000; (9) redemption in an account in which the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.

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----

Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

Shareholders who want telephone redemption or exchange privileges must elect those privileges. The Trust and Transfer Agent will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and Transfer Agent did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account whose aggregate net asset value is less than $1,000 immediately following any redemption.

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----

8. OTHER SHAREHOLDER SERVICES

EXCHANGES

Shareholders of A Shares and B Shares may exchange their shares for A Shares and B Shares, respectively, of the other funds of the Trust that offer those shares. As of the date of this Prospectus, the funds of the Trust that offer A Shares and B Shares, which are offered through separate prospectuses, are Stable Income Fund, Intermediate Government Income Fund, Income Fund, Total Return Bond Fund, Income Equity Fund, ValuGrowth-SM- Stock Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund, Small Cap Opportunities Fund and International Fund. It is anticipated that the Trust may in the future create additional funds that will offer Shares which will be exchangeable with the Funds' Shares. In addition, A Shares may be exchanged for Investor Shares of Ready Cash Investment Fund and Municipal Money Market Fund of the Trust. B Shares may be exchanged for Exchange Shares of Ready Cash Investment Fund. Prospectuses for the shares of the funds listed above, as well as a current list of the funds of the Trust that offer shares exchangeable with the Shares of the Funds, can be obtained through Forum by contacting the Transfer Agent.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make. The Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees (other than contingent deferred sales charges) charged by, and the limitations (including minimum investment restrictions) of, the fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or by opening a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

Under federal tax law, the Funds treat an exchange as a redemption and a purchase. Accordingly, a shareholder may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in the shares at the time of the exchange transaction. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. (See "Additional Purchase and Redemption Information" in the SAI.)

SALES CHARGES. The exchange of A Shares may result in additional sales charges. If an exchange of A Shares is made into a fund that imposes an initial sales charge, the shareholder is required to pay an amount equal to any excess of that fund's initial sales charge attributable to the number of shares being

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----
acquired in the exchange over any initial sales charge paid by the shareholder for the shares being exchanged. For example, if a shareholder paid a 2% initial sales charge in connection with a purchase of shares and then exchanged those shares into A Shares of another fund with a 3% initial sales charge, the shareholder would pay an additional 1% sales charge on the exchange. A Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that applicable to the shares on which the dividends or distributions were paid.

Shares of a Fund ("Original Shares") may be exchanged without the payment of any contingent deferred sales charge. A and B Shares acquired as a result of such exchange ("New Shares") and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the Original Shares as if those shares were being redeemed at that time. For purposes of computing both the contingent deferred sales charge payable upon redemption of the New Shares and, in the case of B Shares, the time remaining before the New B Shares convert to A Shares of that Fund, the deferred sales charge and the time remaining applicable to the Original Shares will apply to the New Shares rather than the deferred sales charge and time remaining that would otherwise apply. The deferred sales charge and time remaining applicable to Shares first purchased by a shareholder will apply to New Shares resulting from both an initial and any subsequent exchanges.

1. EXCHANGES BY MAIL. Exchanges may be made by sending a written request to the Transfer Agent accompanied by any share certificates for the shares to be exchanged. All written requests for exchanges must be signed by the shareholder, and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed. (See "How to Sell Shares - Other Redemption Matters.")

2. EXCHANGES BY TELEPHONE. A shareholder who has elected telephone exchange privileges may make a telephone exchange request by calling the Transfer Agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. (See "How to Sell Shares - Other Redemption Matters.")

AUTOMATIC INVESTMENT PLAN

Under the Funds' Automatic Investment Plan, shareholders may authorize monthly amounts of $50 or more to be withdrawn automatically from the shareholder's designated bank account (other than passbook savings) and sent to the Transfer Agent for investment in either A or B Shares of a Fund. Shareholders wishing to use this plan must complete an application which may be obtained by writing or calling the Transfer Agent. The Trust may

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modify or terminate the automatic investment plan with respect to any shareholder in the event that the Trust is unable to settle any transaction with the shareholder's bank. If the Automatic Investment Plan is terminated before the shareholder's account totals $1,000, the Trust reserves the right to close the account in accordance with the procedures described under "How to Sell Shares - Other Redemption Matters."

AUTOMATIC WITHDRAWAL PLAN

A shareholder whose Shares in a single account total $1,000 or more may establish a withdrawal plan to provide for the preauthorized payment from the shareholder's account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in the shareholder's account are redeemed to provide the amount of the periodic payment and any taxable gain or loss is recognized by the shareholder upon redemption of the shares. Shareholders wishing to utilize the withdrawal plan may do so by completing an application which may be obtained by writing or calling the Transfer Agent. The Trust may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than $1,000 at any time.

REOPENING ACCOUNTS

A shareholder may reopen an account, without filing a new account application form, at any time within one year after the shareholder's account is closed, provided that the information on the account application form on file with the Trust is still applicable.

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                                                   9.  DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of each Fund's net investment income are declared daily and paid monthly. Distributions of net capital gain, if any, realized by a Fund are distributed annually. Dividends and distributions paid by a Fund with respect to each class of shares are calculated in the same manner and at the same time. The per share dividends on a Fund's B Shares will be lower than the per share dividends on A Shares as a result of the distribution services fees and maintenance fees applicable to B Shares.

Shareholders may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund.

Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. Shareholders are assigned this option unless one of the other two options is selected. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Fund whose shares in a single account of that Fund total $10,000 or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact the Transfer Agent.

TAX MATTERS

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). As such, each Fund will not be liable for federal income and excise taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all federal income and excise taxes.

Dividends paid by a Fund out of tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Persons who are "substantial users" or "related persons" thereof of facilities financed by private

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----
activity securities held by a Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Interest on certain private activity securities issued after August 7, 1986 is treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations. In addition, exempt-interest dividends are included in the "adjusted current earnings" of corporations for AMT purposes.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, Shares of a Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the Shares.

Substantially all of the dividends paid by each Fund are anticipated to be exempt from federal income taxes. Shortly after the close of each calendar year, a statement is sent to each shareholder advising the shareholder of the portion of the Fund's dividends that is derived from obligations of issues on the various states and the portion of the Fund's dividends that is exempt from federal income taxes. These portions are determined for a Fund's entire year and, thus, are annual averages, rather than day-by-day determinations for each shareholder. Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary income.

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months ("mid-term gain"), and a second rate (generally 20%) applies to the balance of net capital gain ("adjusted net capital gain"). Distributions of mid-term gain and adjusted net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. If a shareholder holds Shares for six months or less and during that period receives a distribution of net capital gain, any loss realized on the sale of the Shares during that six-month period would be a long-term capital loss to the extent of the distribution. Distributions reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, these distributions made shortly after the purchase of Shares by a shareholder, although in effect a return of capital to that particular shareholder, will be taxable to the shareholder.

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Each Fund is required by federal law to withhold 31% of reportable payments
(which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each calendar year.

TAX-FREE INCOME FUND. The exemption for federal income tax purposes of dividends derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Fund which may differ from the federal income tax consequences described above.

COLORADO TAX-FREE FUND. It is anticipated that substantially all of the dividends paid by the Fund to individuals will be exempt from Colorado personal income tax. Dividends and distributions made by the Fund to Colorado individuals, trusts, estates and corporations subject to the Colorado income tax generally will be treated for Colorado income tax purposes in the same manner as they are treated under the Code for federal income tax purposes. Some differences may arise for taxpayers subject to the AMT, because interest on Colorado private activity bonds is not a preference item for Colorado income tax purposes. Furthermore, Colorado has no corporate alternative minimum tax. Because the Fund may, except as indicated, purchase only Colorado municipal securities, none of the exempt interest dividends paid by the Fund will be subject to Colorado income tax.

MINNESOTA TAX-FREE FUND. It is anticipated that substantially all of the dividends paid by the Fund to individuals will be exempt from Minnesota personal income tax. Interest earned on Minnesota municipal securities is generally excluded from gross income for Minnesota state income tax purposes, while interest earned on securities issued by municipal issuers from other states is not excluded. At least 95% of the exempt-interest dividends paid by the Fund must be derived from Minnesota municipal securities in order for any portion of the exempt-interest dividends paid by the Fund to be

----
----
exempt from the Minnesota personal income tax. Exempt-interest dividends paid by the Fund to shareholders that are corporations are subject to Minnesota franchise tax.

Under Minnesota law, if the difference in state income tax treatment between Minnesota municipal securities and the municipal securities of issuers in other states should be judicially determined to discriminate against interstate commerce, the Minnesota legislature has expressed its intention that the discrimination be remedied by adding interest on Minnesota municipal securities to the taxable income of Minnesota residents. Such treatment would begin with the taxable years that begin during the calendar year in which the court's decision is final. If the interest on Minnesota municipal securities is determined in general to be taxable income for Minnesota income tax, the Fund will consider what actions are to be taken, in light of its current investment objectives and investment policies.

The Minnesota alternative minimum tax on resident individuals is based in part on their federal alternative minimum taxable income. Accordingly, individual shareholders of the Fund may be subject to the Minnesota alternative minimum tax on exempt-interest dividends paid by the Fund which are attributable to interest received by the Fund on certain private activity securities issued after August 7, 1986, even though these dividends are exempt from the regular Minnesota personal income tax.

----
----

                                                          10.  OTHER INFORMATION

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent and custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Forum believes that Norwest and any bank or other bank affiliate also may perform Processing Organization or similar services for the Trust and its shareholders without violating applicable federal banking rules. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Trust could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Fund is determined as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board. The Funds only determine net asset value on Fund Business Days.

PERFORMANCE INFORMATION

A Fund's performance may be quoted in terms of yield or total return. All performance information is based on historical results and are not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. A Fund may also quote tax-equivalent yield, which shows the taxable yield a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing a Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate.

A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are

----
----
reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results. Published yield quotations are, and total return figures may be, based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of yield or total return that does not take into account sales charges paid by an investor will be higher than a similar computation that takes into account payment of sales charges.

The Funds' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC Financial Data, Inc. In addition, the performance of a Fund may be compared to securities indices. This material is not to be considered representative or indicative of future performance. All performance information for a Fund is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may divide portfolios or series into classes of shares (such as A Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into thirty-nine separate series.

OTHER CLASSES OF SHARES. The Funds currently issue three classes of shares, A Shares, B Shares and I Shares. I Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates without any sales charges. Each class of a Fund will have a different expense ratio and may have different sales charges (including distribution fees). Each class' performance is affected by its expenses and sales charges. For more information on any other class of shares of the Funds investors may contact the Transfer Agent at (612) 667-8833 or (800) 338-1348 or the Funds' distributor. Investors may also contact their Norwest sales representative to obtain information about the other classes.

SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other

----
----
matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

As of October 1, 1997, Norwest Bank Colorado, N.A. may be deemed to have controlled Colorado Tax-Free Fund and Norwest Bank may be deemed to have controlled Limited Term Tax-Free Fund and Tax-Free Income Fund due to investments by their customers. From time to time, this shareholder or other shareholders may own a large percentage of the Shares of a Fund and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

         ------------------------------------------------------------
                                                   ---------------
           [LOGO]                                     BULK RATE
                                                     U.S. POSTAGE
           733 MARQUETTE AVENUE                         PAID
           MINNEAPOLIS, MN 55479-0040              PERMIT NO. 3489
                                                   MINNEAPOLIS, MN
                                                   ---------------




         ------------------------------------------------------------






          [LOGO]

          SHAREHOLDER INFORMATION:

               Norwest Bank Minnesota, N.A.
               733 Marquette Avenue
               Minneapolis, Minnesota 55479-0040
               612-667-8833 (MINNEAPOLIS/ST. PAUL)
               800-338-1348 (ELSEWHERE)

          -COPYRIGHT- 1997 NORWEST ADVANTAGE FUNDS
          MFBPT004 10/97

                                  INCOME FUNDS
--------------------------------------------------------------------------------


                                   PROSPECTUS


                                 OCTOBER 1, 1997



                               STABLE INCOME FUND
                                 ---------------
                              INTERMEDIATE GOVERNMENT
                                   INCOME FUND
                                 ---------------
                                   INCOME FUND
                                 ---------------
                              TOTAL RETURN BOND FUND




                                     [LOGO]



                                NOT FDIC INSURED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             TABLE OF CONTENTS

       1.  PROSPECTUS SUMMARY.........................          2
                                                                2
           Highlights of the Funds....................
                                                                6
           Expense Information........................

       2.  FINANCIAL HIGHLIGHTS.......................         10

       3.  INVESTMENT OBJECTIVES AND POLICIES.........         18
                                                               18
           Stable Income Fund.........................
                                                               19
           Intermediate Government Income Fund........
                                                               21
           Income Fund................................
                                                               22
           Total Return Bond Fund.....................
                                                               23
           Additional Investment Policies and Risk
           Considerations.............................

       4.  MANAGEMENT.................................         42
                                                               42
           Investment Advisory Services...............
                                                               44
           Management, Administration and Distribution
           Services...................................
                                                               45
           Shareholder Servicing and Custody..........
                                                               46
           Expenses of the Funds......................

       5.  CHOOSING A SHARE CLASS.....................         48
                                                               49
           A Shares...................................
                                                               53
           B Shares...................................

       6.  HOW TO BUY SHARES..........................         57
                                                               57
           Minimum Investment.........................
                                                               57
           Purchase Procedures........................
                                                               59
           Account Application........................
                                                               59
           General Information........................

       7.  HOW TO SELL SHARES.........................         60
                                                               60
           General Information........................
                                                               60
           Redemption Procedures......................
                                                               61
           Other Redemption Matters...................

       8.  OTHER SHAREHOLDER SERVICES.................         63
                                                               63
           Exchanges..................................
                                                               64
           Automatic Investment Plan..................
                                                               65
           Individual Retirement Accounts.............
                                                               65
           Automatic Withdrawal Plan..................
                                                               66
           Reopening Accounts.........................

       9.  DIVIDENDS AND TAX MATTERS..................         67
                                                               67
           Dividends..................................
                                                               67
           Tax Matters................................

      10.  OTHER INFORMATION..........................         69
                                                               69
           Banking Law Matters........................
                                                               69
           Determination of Net Asset Value...........
                                                               69
           Performance Information....................
                                                               70
           The Trust and Its Shares...................
                                                               71
           Core and Gateway Structure.................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                OCTOBER 1, 1997

This Prospectus offers A Shares and B Shares of Stable Income Fund, Intermediate Government Income Fund, Income Fund and Total Return Bond Fund (each a "Fund" and collectively the "Funds"). The Funds are separate diversified fixed income portfolios of Norwest Advantage Funds (the "Trust"), which is a registered, open-end, management investment company.

STABLE INCOME FUND and TOTAL RETURN BOND FUND each seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of another registered, open-end, management investment company with the same investment objective. See "Prospectus Summary" and "Other Information - Core and Gateway-Registered Trademark- Structure."

INTERMEDIATE GOVERNMENT INCOME FUND and INCOME FUND each seeks to achieve its investment objective by investing directly in portfolio securities.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") dated October 1, 1997, as may be amended from time to time, which is available for reference on the SEC's Web Site (http.//www.sec.gov) and which contains more detailed information about the Trust and each of the Funds and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling (207) 879-0001. Investors should read this Prospectus and retain it for future reference.

NORWEST ADVANTAGE FUNDS IS A FAMILY OF MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS.

INVESTMENT OBJECTIVES AND POLICIES

STABLE INCOME FUND seeks to maintain safety of principal while providing low-volatility total return. This objective is pursued by investing primarily in short and intermediate maturity, investment grade fixed income securities.

INTERMEDIATE GOVERNMENT INCOME FUND seeks to provide income and safety of principal by investing primarily in U.S. Government Securities. This objective is pursued by investing primarily in U.S. Government
Securities. The Fund seeks to moderate its volatility by using a conservative approach to structuring the maturities of its investment portfolio.

INCOME FUND seeks to provide total return consistent with current income. This objective is pursued by investing in a portfolio of fixed income securities issued by domestic and foreign issuers.

TOTAL RETURN BOND FUND seeks total return. This objective is pursued by investing in a portfolio of U.S. Government and investment grade corporate fixed income securities.

FUND STRUCTURES

STABLE INCOME FUND and TOTAL RETURN BOND FUND each seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio (each a "Core Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered, open-end, management investment company, that has the same investment objective and substantially similar investment policies as the Fund. Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its corresponding Core Portfolio. (See "Other Information
- Core and Gateway Structure.") The Funds and the Core Portfolio in which they invest are:

    FUND                        CORE PORTFOLIO
    ----                        --------------
    Stable Income Fund          Stable Income Portfolio
    Total Return Bond Fund      Total Return Bond Portfolio

INTERMEDIATE GOVERNMENT INCOME FUND and INCOME FUND each seek to achieve its investment objective by investing directly in portfolio securities.

INVESTMENT ADVISERS

NORWEST INVESTMENT MANAGEMENT, INC. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), is each Fund's and each Core Portfolio's investment adviser. Norwest also is the investment adviser of each Core Portfolio. Norwest provides investment advice to various institutions, pension plans and other accounts and as of August 31, 1997, managed over $22 billion in assets. (See "Management - Investment Advisory Services.")

Norwest Bank serves as transfer agent, dividend disbursing agent and custodian of the Trust and serves as the custodian of each Core
Portfolio. (See "Management - Shareholder Servicing and Custody" and "-Management, Administration and Distribution Services.")

Stable Income Fund and Total Return Bond Fund each incur investment advisory fees indirectly through the investment advisory fees paid by their respective Core Portfolios; Norwest is paid an investment advisory fee directly by each of Intermediate Government Income Fund and Income Fund.

GALLIARD CAPITAL MANAGEMENT, INC. ("Galliard"), an investment advisory subsidiary of Norwest Bank, is the investment subadviser of Stable Income Portfolio. Galliard provides investment advice regarding advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. (See "Management - Investment Advisory Services.")

UNITED CAPITAL MANAGEMENT, INC. ("UCM"), a part of Norwest Bank
Colorado, N.A. is the investment subadviser of Total Return Bond
Portfolio. UCM provides specialized investment advisory services to various institutional clients. (See "Management - Investment Advisory Services.")

Norwest, Galliard and UCM (or Norwest and a particular investment subadvisor) are sometimes referred to collectively as the "Advisers."

FUND MANAGEMENT AND ADMINISTRATION

The manager of the Trust and distributor of its shares is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Forum Administrative Services, LLC ("FAS") provides administrative services to the Funds and also serves as administrator of each Core Portfolio. (See "Management - Management, Administration and Distribution Services.")

SHARES OF THE FUNDS

EACH FUND CURRENTLY OFFERS THREE SEPARATE CLASSES OF SHARES: A class ("A Shares"), B class ("B Shares") and I class ("I Shares"). A Shares and B Shares are sold through this Prospectus and are collectively referred to as the "Shares."

     A SHARES. A Shares are offered at a price equal to their net asset value plus a sales charge imposed at the time of purchase or, in some cases, a contingent deferred sales charge imposed on redemptions made within two years of purchase.

     B SHARES. B Shares are offered at a price equal to their net asset value plus a contingent deferred sales charge imposed on most redemptions made within four years (two years in the case of Stable Income Fund) of purchase. B Shares pay a distribution services fee at an annual rate of up to 0.75%, and a maintenance fee in an amount equal to 0.25%, of the B Shares' average daily net assets. B Shares automatically convert to A Shares of the same Fund six years (four years in the case of Stable Income Fund) after the end of the calendar month in which the B Shares were originally purchased.

The choice of A Shares or B Shares permits each investor to purchase those shares that the investor believes to be most beneficial given the amount purchased, the length of time the investor expects to hold the shares and other circumstances. A Shares will normally be more beneficial to the investor who qualifies for reduced initial sales charges. (See "Choosing a Share Class.")

I Shares are offered by a separate prospectus to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. (See "Other Information - The Trust and Its Shares.")

HOW TO BUY AND SELL SHARES

Shares may be purchased or redeemed by mail, by bank wire and through an investor's broker-dealer or other financial institution. The minimum initial investment in Shares is $1,000 ($5,000 in the case of Stable Income Fund). The minimum subsequent investment is $100. (See "How to Buy Shares" and "How to Sell Shares.")

EXCHANGES

Shareholders may exchange A Shares and B Shares for A Shares and
B Shares, respectively, of certain other funds of the Trust. In addition, A Shares may be exchanged for investor class shares of certain money market funds of the Trust and B Shares may be exchanged for exchange class shares of Ready Cash Investment Fund of the Trust. (See "Other Shareholder Services - Exchanges.")

SHAREHOLDER FEATURES

Each Fund offers an Automatic Investment Plan, Automatic Withdrawal Plan and Directed Dividend Option. Purchases of A Shares may be subject to Rights of Accumulation, Cumulative Quantity Discounts or a Reinstatement Privilege. (See "Other Shareholder Services" and "Choosing a Share Class.")

DIVIDENDS AND DISTRIBUTIONS

Dividends of Stable Income Fund and Intermediate Government Income Fund's net investment income are declared and paid monthly. Dividends of Income Fund's and Total Return Bond Fund's net investment income are declared daily and paid monthly. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. (See "Dividends and Tax Matters.")

CERTAIN INVESTMENT CONSIDERATIONS
AND RISK FACTORS

There can be no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. The Funds' investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. Each Fund, however, invests only in investment grade securities (those rated in the top four grades by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's).

All investments made by the Funds entail some risk. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, swap transactions and other investment techniques. (See "Investment Objectives and Policies - Additional Investment Policies and Risk Considerations.") Similarly, a Fund's use of mortgage- and asset-backed securities entails certain risks. (See "Investment Objectives and Policies - Additional Investment Policies and Risk Considerations - Mortgage-Backed Securities" and "- Asset-Backed Securities.") The portfolio turnover rate for certain Funds may from time to time be high, resulting in increased short-term capital gains or losses. (See "Investment Objectives and Policies - Additional Investment Policies and Risk Considerations - Portfolio Transactions.")

By pooling their assets in a Core Portfolio with other institutional investors, STABLE INCOME FUND and TOTAL RETURN BOND FUND each may be able to achieve certain efficiencies, economies of scale and enhanced portfolio diversification. Nonetheless, these investments could have adverse effects on the Funds which investors should consider.
Investment decisions are made by the portfolio managers of each Core Portfolio independently. Therefore the portfolio manager of one Core Portfolio in which a Fund invests may purchase shares of the same issuer whose shares are being sold by the portfolio manager of another Core Portfolio in which the Fund invests. This could result in an indirect expense to the Fund without accomplishing any investment purpose. (See "Other Information - Core and Gateway Structure.")

EXPENSE INFORMATION

The purpose of the Shareholder Transaction Expenses and Annual Fund Operating Expenses tables in this section is to assist investors in understanding the expenses that an investor in Shares of a Fund will bear directly or indirectly.

                       SHAREHOLDER TRANSACTION EXPENSES
                          (APPLICABLE TO EACH FUND)

                                                                                         INTERMEDIATE
                                                                                    GOVERNMENT INCOME FUND,
                                                                 STABLE                 INCOME FUND AND
                                                               INCOME FUND          TOTAL RETURN BOND FUND
                                                          -----------------------   -----------------------
                                                              A            B            A            B
                                                            SHARES       SHARES       SHARES       SHARES
                                                          -----------------------   -----------------------
Maximum sales charge imposed on purchases
  (as a percentage of public offering price). . . . . . .   1.5%(1)     Zero          4.0%(1)     Zero
Maximum deferred sales charge
  (as a percentage of the lesser of original purchase
  price or redemption proceeds) . . . . . . . . . . . . .   Zero(2)     1.5%(1)(3)    Zero(2)     4.0%(1)(3)
Exchange Fee. . . . . . . . . . . . . . . . . . . . . . .   Zero        Zero          Zero        Zero


                      ANNUAL FUND OPERATING EXPENSES (4)
        (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS AFTER APPLICABLE
                   FEE WAIVERS AND EXPENSE REIMBURSEMENTS)

                                                                            INTERMEDIATE
                                                            STABLE           GOVERNMENT                           TOTAL RETURN
                                                          INCOME FUND        INCOME FUND        INCOME FUND       BOND FUND (7)
                                                        ----------------   ----------------   ----------------   ----------------
                                                          A         B        A         B        A         B        A         B
                                                        SHARES    SHARES   SHARES    SHARES   SHARES    SHARES   SHARES    SHARES
                                                        ----------------   ----------------   ----------------   ----------------
Investment Advisory Fees(5) . . . . . . . . . . . . . .   N/A       N/A     0.33%     0.33%    0.50%     0.50%     N/A       N/A
Rule 12b-1 Fees (after fee waivers)(6). . . . . . . . .   N/A      0.75%     N/A      0.75%     N/A      0.75%     N/A      0.75%
Other Expenses (after fee waivers and reimbursements) .  0.28%     0.28%    0.35%     0.35%    0.25%     0.25%    0.36%     0.36%
Investment Advisory Fees -- Core Portfolio(5) . . . . .  0.30%     0.30%     N/A       N/A      N/A       N/A     0.35%     0.35%
Other Expenses -- Core Portfolio
  (after fee waivers and reimbursements). . . . . . . .  0.07%     0.07%     N/A       N/A      N/A       N/A     0.04%     0.04%
                                                        ----------------   ----------------   ----------------   ----------------
Total Operating Expenses(8) . . . . . . . . . . . . . .  0.65%     1.40%    0.68%     1.43%    0.75%     1.50%    0.75%     1.50%

(1) Sales charge waivers and reduced sales charge plans are available for A and B Shares. See "Choosing a Share Class".

(2) If A Shares of a Fund (other than Stable Income Fund) purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a deferred sales charge of up to 0.75% will be applied to the redemption. If A Shares of Stable Income Fund purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a deferred sales charge of up to 0.50% will be applied to the redemption.

(3) The maximum 4.0% deferred sales charge on B Shares of a Fund (other than Stable Income Fund) applies to redemptions during the first year after purchase; the charge declines thereafter, and is 3.0% during the second and third years, 2.0% during the fourth and fifth years, 1.0% during the sixth year, and zero the following year. The maximum 1.5% deferred sales charge on B Shares of Stable Income Fund applies to redemptions during the first year after purchase; the charge declines thereafter, and is 0.75% during the second year and zero the following year.

(4) For a further description of the various expenses associated with investing in the Funds, see "Management." Expenses associated with I Shares of a Fund differ from those listed in the table. The table is based on amounts incurred during the Funds' most recent fiscal year ended May 31, 1997 restated to reflect current fees. Stable Income Fund and Total Return Bond Fund indirectly bear their pro rata portion of the expenses of the Core Portfolios in which they invest.

(5) For Stable Income Fund and Total Return Bond Fund, "Investment Advisory Fees - Core Portfolio" reflects the investment advisory fees incurred by the Core Portfolio in which the Fund invests.

(6) Absent waivers, "Rule 12b-1 Fees" would be 1.00% for B Shares of each
    Fund. Long-term shareholders of B Shares may pay Rule 12b-1 Fees and contingent deferred sales charges totaling in the aggregate more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.


6                                                                             7

(7) Norwest and Forum have agreed to waive their respective fees or reimburse expenses in order to maintain Total Return Bond Fund's total operating expenses through May 31, 1998 at or below 0.75% for A Shares and 1.50% for B Shares.

(8) Absent expense reimbursements and fee waivers, the expenses of A Shares of Stable Income Fund, Intermediate Government Income Fund, Income Fund and Total Return Bond Fund would be: "Other Expenses," 0.46%, 0.48%, 0.58% and 0.55%, respectively; "Other Expenses - Core Portfolio," 0.12%, N/A, N/A and 0.09%, respectively; and "Total Operating Expenses," 0.88%, 0.81%,1.08% and 0.99%, respectively. Absent expense reimbursements and fee waivers, the expenses of B Shares of Stable Income Fund, Intermediate Government Income Fund, Income Fund and Total Return Bond Fund would be: "Other Expenses," 1.17%, 0.53%, 0.65% and 0.66%, respectively; "Other Expenses -- Core Portfolio," 0.12%, N/A, N/A and 0.09%, respectively; and "Total Operating Expenses," 2.59%, 1.86%, 2.15% and 2.10%, respectively. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following Hypothetical Expense Example indicates the dollar amount of expenses that an investor would pay, assuming a $1,000 investment in a Fund's Shares, the expenses listed in the "Annual Fund Operating Expenses" table, a 5% annual return, reinvestment of all dividends and distributions, the deduction of the maximum initial sales charge for A Shares, the deduction of the applicable contingent deferred sales charge for B Shares applicable to a redemption at the end of the period and the conversion of B Shares to A Shares at the end of six years (four years in the case of Stable Income Fund). THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The 5% annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation.

                       HYPOTHETICAL EXPENSE EXAMPLE


                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       --------------------------------------
STABLE INCOME FUND
   A Shares. . . . . . . . . . . . . .    22        35        51        95
   B Shares
        Assuming redemption
          at the end of the period . .    29        44        --        --
        Assuming no redemption . . . .    14        44        --        --
                                       --------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
   A Shares. . . . . . . . . . . . . .    47        61        76       121
   B Shares
        Assuming redemption
          at the end of the period . .    55        75        98        --
        Assuming no redemption . . . .    15        45        78        --
                                       --------------------------------------

INCOME FUND
   A Shares. . . . . . . . . . . . . .    47        63        80       129
   B Shares
        Assuming redemption
          at the end of the period . .    55        77       102        --
        Assuming no redemption . . . .    15        47        82        --
                                       --------------------------------------

TOTAL RETURN BOND FUND
   A Shares. . . . . . . . . . . . . .    47        63        80       129
   B Shares
        Assuming redemption
          at the end of the period . .    55        77       102        --
        Assuming no redemption . . . .    15        47        82        --

2.  FINANCIAL HIGHLIGHTS

The following tables provide financial highlights for each Fund. This information represents selected data for a single outstanding A and B Share of each Fund for the periods shown. Information for the periods ended May 31, 1994, and thereafter was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. Each Fund's financial statements for the fiscal year ended May 31, 1997, and independent auditors' report thereon, are contained in the Fund's Annual Report. These financial statements are incorporated by reference into the SAI. Further information about each Fund's performance is contained in the Fund's Annual Report, which may be obtained from the Trust without charge.


                     STABLE INCOME FUND

                                                                NET
                                                            REALIZED AND
                                  BEGINNING                  UNREALIZED      DIVIDENDS    DISTRIBUTIONS
                                  NET ASSET       NET           GAIN         FROM NET       FROM NET
                                    VALUE      INVESTMENT    (LOSS) ON      INVESTMENT      REALIZED
                                  PER SHARE      INCOME     INVESTMENTS       INCOME          GAIN
-------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997       $10.20        $0.58         $0.04          ($0.58)            --
May 2, 1996 to May 31, 1996(a)     $10.22        $0.02            --          ($0.04)            --
B SHARES
June 1, 1996 to May 31, 1997       $10.20        $0.52         $0.02          ($0.50)            --
May 17, 1996 to May 31, 1996(a)    $10.23        $0.02        ($0.01)         ($0.04)            --
-------------------------------------------------------------------------------------------------------
                                                       RATIO TO AVERAGE NET ASSETS
                                               ------------------------------------------
                                   ENDING                                                                             NET ASSETS
                                  NET ASSET       NET                                                    PORTFOLIO    AT  END OF
                                    VALUE      INVESTMENT        NET             GROSS         TOTAL      TURNOVER      PERIOD
                                  PER SHARE      INCOME        EXPENSES       EXPENSES(b)    RETURN(c)      RATE    (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997       $10.24         5.69%         0.65%           0.87%          6.24%       41.30%       $12,451
May 2, 1996 to May 31, 1996(a)     $10.20         5.77%(d)      0.70%(d)        2.22%(d)       0.23%      109.95%       $16,256
B SHARES
June 1, 1996 to May 31, 1997       $10.24         4.96%         1.39%           2.89%          5.43%       41.30%        $1,056
May 17, 1996 to May 31, 1996(a)    $10.20         5.02%(d)      1.42%(d)        3.07%(d)       0.12%      109.95%          $867
-----------------------------------------------------------------------------------------------------------------------------------

(a) The Fund commenced the offering of A Shares on May 2, 1996 and B Shares on May 17, 1996.

(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(c) Total Return does not include the effects of sales charges.

(d)  Annualized


10                                                                           11

               INTERMEDIATE GOVERNMENT INCOME FUND

                                                              NET
                                                          REALIZED AND
                                   BEGINNING               UNREALIZED    DIVIDENDS  DISTRIBUTIONS   ENDING
                                   NET ASSET     NET          GAIN       FROM NET     FROM NET     NET ASSET
                                     VALUE    INVESTMENT   (LOSS) ON    INVESTMENT    REALIZED       VALUE
                                   PER SHARE    INCOME    INVESTMENTS     INCOME        GAIN       PER SHARE
--------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997         $10.89     $0.73       ($0.05)       ($0.73)        --          $10.84
May 2, 1996 to May 31, 1996(a)       $10.89     $0.03          --         ($0.03)        --          $10.89
B SHARES
June 1, 1996 to May 31, 1997         $10.89     $0.64       ($0.05)       ($0.65)        --          $10.83
May 17, 1996 to May 31, 1996(a)      $10.97     $0.03       ($0.08)       ($0.03)        --          $10.89
--------------------------------------------------------------------------------------------------------------
                                      RATIO TO AVERAGE NET ASSETS
                                   ----------------------------------                             NET ASSETS
                                      NET                                            PORTFOLIO    AT END OF
                                   INVESTMENT    NET        GROSS        TOTAL       TURNOVER       PERIOD
                                     INCOME    EXPENSES   EXPENSES(b)   RETURN(c)      RATE    (OOO'S OMITTED)
--------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997        6.58%      0.68%        0.80%         6.36%       183.05%      $13,038
May 2, 1996 to May 31, 1996(a)      7.32%(d)   0.75%(d)     1.74%(d)      0.26%        74.64%      $16,562
B SHARES
June 1, 1996 to May 31, 1997        5.80%      1.42%        1.85%         5.51%       183.05%       $8,970
May 17, 1996 to May 31, 1996(a)     5.56%(d)   1.35%(d)     2.65%(d)     (0.49%)       74.64%      $10,682
--------------------------------------------------------------------------------------------------------------

(a) The Fund commenced the offering of A Shares on May 2, 1996 and B Shares on May 17, 1996.

(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(c)  Total Return does not include the effects of sales charges.

(d)  Annualized


12                                                                           13

                INCOME FUND

                                                                      NET
                                                                  REALIZED AND
                                                                   UNREALIZED       DIVIDENDS   DISTRIBUTIONS      ENDING
                                     BEGINNING NET       NET          GAIN          FROM NET       FROM NET      NET ASSET
                                      ASSET VALUE     INVESTMENT   (LOSS) ON       INVESTMENT      REALIZED      VALUE PER
                                       PER SHARE        INCOME    INVESTMENTS        INCOME          GAIN          SHARE
----------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997             $9.27           $0.62          --           ($0.62)          --           $9.27
June 1, 1995 to May 31, 1996             $9.63           $0.61       ($0.36)         ($0.61)          --           $9.27
June 1, 1994 to May 31, 1995             $9.52           $0.65        $0.11          ($0.65)          --           $9.63
June 1, 1993 to May 31, 1994            $10.61           $0.70       ($0.83)         ($0.70)       ($0.26)         $9.52
June 1, 1992 to May 31, 1993            $10.52           $0.77        $0.39          ($0.77)       ($0.30)        $10.61
June 1, 1991 to May 31, 1992            $10.23           $0.82        $0.53          ($0.82)       ($0.24)        $10.52
June 1, 1990 to May 31, 1991             $9.94           $0.89        $0.29          ($0.89)          --          $10.23
June 1, 1989 to May 31, 1990            $10.00           $0.90       ($0.06)         ($0.90)          --           $9.94
June 1, 1988 to May 31, 1989             $9.95           $0.79        $0.05          ($0.79)          --          $10.00
June 9, 1987 to May 31, 1988(a)         $10.00           $0.66        $0.05          ($0.66)          --           $9.95
B SHARES
June 1, 1996 to May 31, 1997             $9.26           $0.55          --           ($0.55)          --           $9.26
June 1, 1995 to May 31, 1996             $9.61           $0.54       ($0.35)         ($0.54)          --           $9.26
June 1, 1994 to May 31, 1995             $9.51           $0.58        $0.10          ($0.58)          --           $9.61
August 5, 1993 to May 31, 1994(a)       $10.67           $0.50       ($0.90)         ($0.50)       ($0.26)         $9.51
----------------------------------------------------------------------------------------------------------------------------

                                            RATIO TO AVERAGE NET ASSETS
                                      ----------------------------------------                                 NET ASSETS
                                         NET                                                      PORTFOLIO     AT END OF
                                      INVESTMENT         NET         GROSS           TOTAL        TURNOVER        PERIOD
                                        INCOME         EXPENSES    EXPENSES(b)      RETURN(c)       RATE     (OOO'S OMITTED)
----------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997             6.59%           0.75%        1.17%            6.79%       231.00%        $5,142
June 1, 1995 to May 31, 1996             6.33%           0.75%        1.16%            2.58%       270.17%        $5,521
June 1, 1994 to May 31, 1995             7.02%           0.75%        1.24%            8.49%        98.83%        $6,231
June 1, 1993 to May 31, 1994             6.72%           0.60%        1.16%           (1.58%)       26.67%        $6,177
June 1, 1992 to May 31, 1993             7.18%           0.60%        1.10%           11.46%        87.98%       $85,252
June 1, 1991 to May 31, 1992             7.80%           0.31%        1.08%           13.58%        84.24%       $63,973
June 1, 1990 to May 31, 1991             8.82%           0.16%        1.11%           12.38%        61.33%       $50,138
June 1, 1989 to May 31, 1990             8.98%           0.19%        1.13%            8.71%        43.81%       $37,932
June 1, 1988 to May 31, 1989             8.62%           0.07%        1.10%            8.78%        48.08%       $27,939
June 9, 1987 to May 31, 1988(a)          6.92%(d)        0.70%(d)     2.28%(d)         6.45%(d)      0.00%        $2,279
B SHARES
June 1, 1996 to May 31, 1997             5.87%           1.50%        2.25%            6.03%       231.00%        $3,349
June 1, 1995 to May 31, 1996             5.57%           1.50%        2.27%            1.92%       270.17%        $3,292
June 1, 1994 to May 31, 1995             6.24%           1.50%        2.21%            7.57%        98.83%        $3,296
August 5, 1993 to May 31, 1994(a)        5.82%(d)        1.33%(d)     2.08%(d)        (4.82%)(d)    26.67%        $2,605
----------------------------------------------------------------------------------------------------------------------------

(a) The Fund commenced operations on June 9, 1987. The Fund's original class of shares subsequently became A Shares. The Fund commenced the offering of B Shares on August 5, 1993.

(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(c) Total Return does not include the effects of sales charges.

(d) Annualized.


14                                                                           15

               TOTAL RETURN BOND FUND

                                                                      NET
                                                                  REALIZED AND
                                                                   UNREALIZED       DIVIDENDS   DISTRIBUTIONS      ENDING
                                     BEGINNING NET       NET          GAIN          FROM NET       FROM NET      NET ASSET
                                      ASSET VALUE     INVESTMENT   (LOSS) ON       INVESTMENT      REALIZED      VALUE PER
                                       PER SHARE        INCOME    INVESTMENTS        INCOME          GAIN          SHARE
----------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997             $9.40           $0.60       $0.03          ($0.60)        ($0.03)         $9.40
June 1, 1995 to May 31, 1996             $9.73           $0.64      ($0.31)         ($0.64)        ($0.02)         $9.40
June 1, 1994 to May 31, 1995             $9.54           $0.67       $0.19          ($0.67)           --           $9.73
December 31, 1993 to May 31, 1994(a)    $10.00           $0.27      ($0.46)         ($0.27)           --           $9.54
B SHARES
June 1, 1996 to May 31, 1997             $9.40           $0.53       $0.05          ($0.53)        ($0.03)         $9.42
June 1, 1995 to May 31, 1996             $9.73           $0.57      ($0.31)         ($0.57)        ($0.02)         $9.40
June 1, 1994 to May 31, 1995             $9.54           $0.59       $0.19          ($0.59)           --           $9.73
December 31, 1993 to May 31, 1994(a)    $10.00           $0.24      ($0.46)         ($0.24)           --           $9.54
----------------------------------------------------------------------------------------------------------------------------
                                            RATIO TO AVERAGE NET ASSETS
                                      ----------------------------------------                                 NET ASSETS
                                         NET                                                      PORTFOLIO     AT END OF
                                      INVESTMENT         NET         GROSS           TOTAL        TURNOVER        PERIOD
                                        INCOME         EXPENSES    EXPENSES(b)      RETURN(c)       RATE     (OOO'S OMITTED)
----------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 1996 to May 31, 1997            6.37%           0.75%        1.31%            6.84%        55.07%         $3,086
June 1, 1995 to May 31, 1996            6.48%           0.76%        1.57%            3.41%        77.49%         $2,010
June 1, 1994 to May 31, 1995            6.94%           0.64%        2.38%            9.42%        35.19%           $599
December 31, 1993 to May 31, 1994(a)    6.04%(d)        0.37%(d)    13.29%(d)        (4.64%)(d)    37.50%           $150
B SHARES
June 1, 1996 to May 31, 1997            5.61%           1.49%        2.37%            6.27%        55.07%         $2,254
June 1, 1995 to May 31, 1996            5.75%           1.51%        2.48%            2.63%        77.49%         $2,098
June 1, 1994 to May 31, 1995            6.17%           1.41%        3.09%            8.59%        35.19%           $919
December 31, 1993 to May 31, 1994(a)    5.40%(d)        1.11%(d)     8.29%(d)        (5.23%)(d)    37.50%           $186
----------------------------------------------------------------------------------------------------------------------------

(a) The Fund commenced operations and the offering of A Shares and B Shares on December 31, 1993.

(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(c) Total Return does not include the effects of sales charges.

(d) Annualized.


16                                                                           17

----
----

3.INVESTMENT OBJECTIVES AND POLICIES

STABLE INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to maintain safety of principal while providing low-volatility total return. The Fund currently pursues its investment objective by investing all of its investable assets in Stable Income Portfolio, which has the same investment objective and substantially similar investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund. There can be no assurance that the Fund or Stable Income Portfolio will achieve its investment objective.

INVESTMENT POLICIES. The Portfolio seeks to maintain safety of principal while providing low volatility total return by investing primarily in investment grade short-term obligations. The Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar denominated fixed income securities of a broad spectrum of United States and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

The securities in which the Portfolio invests include mortgage-backed and other asset-backed securities, although the Portfolio limits these investments to not more than 60 percent and 25 percent, respectively, of its total assets. In addition, the Portfolio limits its holdings of mortgage-backed securities that are not U.S. Government Securities to 25 percent of its total assets. The Portfolio may invest any amount of its assets in U.S. Government Securities, but under normal circumstances less than 50 percent of the Portfolio's total assets are so invested. The Portfolio may invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Portfolio may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Portfolio only purchases those securities that are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by an NRSRO, such as Moody's Investors Service, Standard & Poor's or Fitch Investors Service, L.P., or which are unrated and determined by Norwest to be of comparable quality. (See "Additional Investment Policies and Risk Considerations - Rating Matters.")

----
----

The Portfolio invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

In order to manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Portfolio may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Portfolio's income and may attempt to reduce the overall risk of its investments or limit the uncertainty in the level of future foreign exchange rates ("hedge") by using options and futures contracts and foreign currency forward contracts. The Portfolio's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Portfolio may write covered call and put options, buy put and call options, buy and sell interest rate and foreign currency futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Portfolio is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Portfolio's obligations under the option.

INTERMEDIATE GOVERNMENT
INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide income and safety of principal by investing primarily in U.S. Government Securities. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES. The Fund seeks to attain its investment objective by investing primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65 percent of its assets in U.S. Government Securities and may invest up to 35 percent of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk, while employing low risk yield enhancement techniques, such as investment in adjustable rate securities and swap agreements, to add to the Fund's return over a complete economic or interest rate cycle.

The Fund invests in mortgage-backed and other asset-backed securities, although the Fund limits these investments to not more than 50 percent and 25 percent, respectively, of its total assets. As part of its mortgage-backed securities investments, the Fund may enter into "dollar roll" transactions. Certain fixed income securities are zero-coupon securities and the Fund will

----
----
limit its investment in these securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10 percent of the Fund's total assets. The Fund may also invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may make short sales and may purchase securities on margin (borrow money in order to purchase securities), which are considered speculative investment techniques.

The Fund will only purchase securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRSRO, such as Moody's Investors Service, Standard & Poor's or Fitch Investors Service, L.P., or which are unrated and determined by Norwest to be of comparable quality. (See "Additional Investment Policies and Risk Considerations - Rating Matters.")

The Fund primarily will invest in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 15 years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted maturity of between 3 and 10 years. Under normal circumstances, the Fund's portfolio of securities will have a duration of between 70 percent and 130 percent of the duration of a 5-year Treasury Note, which is used as the Fund's benchmark index as described under "Other Information - Performance Information." Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, will be less than the security's stated maturity.

In order to manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Fund's return and may attempt to reduce the overall risk of its investments ("hedge") by using options and futures contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or

----
----
futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide total return consistent with current income. The Fund pursues this objective by investing in a portfolio of fixed income securities issued by domestic and foreign issuers. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES. The Fund seeks to attain its investment objective by investing in a diversified portfolio of fixed and variable rate U.S. dollar denominated fixed income securities. These securities cover a broad spectrum of United States issuers, including U.S. Government Securities, mortgage- and asset-backed securities and the debt securities of financial institutions, corporations, and others. Norwest attempts to increase the Fund's performance by applying various fixed income management techniques combined with fundamental economic, credit and market analysis while at the same time controlling total return volatility by targeting the Fund's duration within a narrow band around the Lehman Brothers Aggregate Index, an unmanaged index of fixed income securities.

The Fund may invest any amount of its assets, and normally will invest at least 30% of its total assets, in U.S. Government Securities. The fixed income securities in which the Fund invests also include mortgage-backed and other asset-backed securities, although the Fund limits these investments to not more than 50% and 25%, respectively, of its total assets. The Fund may invest up to 50% of its total assets in corporate securities, such as bonds, debentures and notes and fixed income securities that can be converted into or exchanged for common stocks ("convertible securities") and may invest in zero coupon securities and enter into "dollar roll" transactions. The Fund may invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities").

To limit credit risk, generally the Fund will only purchase securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO, such as Moody's Investors Service ("Moody's"), Standard & Poor's or Fitch Investors Service, L.P., or which are unrated and determined by Norwest to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI of the Fund.

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The Fund may from time to time invest in securities rated below investment grade. Such securities (commonly referred to as "junk bonds") have speculative or predominantly speculative characteristics. The Fund will not purchase a security rated below the sixth highest rating category by an NRSRO ("B" by Moody's, Standard & Poor's or Fitch). (See the SAI for additional information about junk bonds.)

The Fund will invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 40 years, and it is anticipated that the Fund's portfolio of securities will have an average dollar-weighted maturity of between 3 and 15 years. The Fund's portfolio of securities will normally have a duration of between 70% and 130% of the duration of the Lipper Corporate A-Rated Debt Average. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, will be less than the security's stated maturity.

The Fund may invest in debt securities registered and sold in the United States by foreign issuers (Yankee Bonds) and debt securities sold outside the United States by foreign or U.S. issuers (Euro-bonds). The Fund intends to restrict its purchases of debt securities to issues denominated and payable in United States dollars. For a description of the risks involved in investments in foreign securities, see "Investment Objectives and Policies - Additional Investment Policies and Risk Consideration - Foreign Securities."

TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek total return. The Fund currently pursues its investment objective by investing all of its investable assets in Total Return Bond Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES. The Portfolio invests primarily in U.S. Government Securities, including mortgage-backed securities and investment grade corporate fixed income securities. Norwest's investment decisions are based on its analysis of major changes in the direction of interest rates rather than an attempt by Norwest to predict short-term interest rate fluctuations. Norwest also applies a contrarian perspective by looking for undervalued segments of the fixed income market which Norwest believes offer opportunities for increased returns.

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In making its investment decisions for the Portfolio, Norwest focuses on the maturity structure and quality structure of the Portfolio's portfolio. When Norwest's outlook is for rising interest rates and falling bond values, the majority of the Portfolio's investment portfolio will be invested in securities with short-term maturities in an effort to ride interest rates up while minimizing the negative effect of falling bond prices. When Norwest anticipates interest rates to fall and bond prices increase, the Portfolio generally will be invested in securities with long-term maturities in an attempt to lock in high interest rates and capitalize on bond price appreciation. Accordingly, the average maturity of the Portfolio's portfolio will vary from 1 to 30 years.

The Portfolio may invest an unlimited amount of its assets in either corporate securities, including corporate bonds, debentures and notes, or U.S. Government Securities. The Portfolio will be invested to a greater degree in corporate securities, however, as the spread between corporate and U.S. Government issues offers potential for incremental returns. The Portfolio limits its investments in variable or floating rate securities to 5 percent of its net assets. The Portfolio does not currently invest in mortgage-backed securities or enter "dollar roll" transactions, but reserves the right to do so in the future.

The Portfolio may also invest in preferred stocks and securities convertible into common stock, but may not own the common stock into which a convertible security converts. The Portfolio will only purchase securities (including convertible securities) that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO, such as Moody's Investors Service ("Moody's"), Standard & Poor's or Fitch Investors Service, L.P., or which are unrated and determined by Norwest to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI of the Portfolio.

The Fund reserves the right, upon notice to shareholders, to invest all or a portion of its assets in shares of another diversified, open-end management investment company that has an investment objective and investment policies substantially similar to its own.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

Each Fund's (and each Core Portfolio's) investment objective and all investment policies of the Funds (and Core Portfolios) that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund (or Core Portfolio).

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A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Except as otherwise indicated, investment policies of the Funds are not fundamental and may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. Likewise, nonfundamental investment policies of a Core Portfolio may be changed by that investment company's board of trustees ("Core Board") without shareholder approval.

Unless otherwise indicated, the discussion below of the investment policies of the Funds refers, in the case of Stable Income Fund and Total Return Bond Fund, to the investment policies of their respective Core Portfolios. For more information concerning shareholder voting, (see "Other Information - The Trust and Its Shares - Shareholder Voting and Other Rights" and "Other Information - Core and Gateway Structure.") A further description of the Funds' investment policies, including additional fundamental policies, is contained in the SAI.

No Fund may invest more than 15% of its net assets in illiquid securities, including repurchase agreements not entitling the Fund to payment within seven days. As used herein, the term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

As part of its regular banking operations, Norwest Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Norwest Bank. A lending relationship will not be a factor in the selection of portfolio securities for a Fund.

BORROWING. As a fundamental policy, each of Income Fund and Total Return Bond Fund may borrow money from banks or by entering into reverse repurchase agreements and will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets. As a fundamental policy, Stable Income Fund and Intermediate Government Income Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the Fund's total assets. Borrowing for other than temporary or emergency purposes or meeting redemption requests may not exceed 5% of the value of any Fund's assets, except in the case of Intermediate Government Income Fund. Each Fund may enter into reverse repurchase agreements (transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date).

DIVERSIFICATION AND CONCENTRATION. Each Fund is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a

                                       24
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fundamental policy, with respect to 75% of its assets, no Fund may purchase a security (other than a U.S. Government Security or shares of investment companies) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. Each Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, each Fund may not purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, foreign government securities or repurchase agreements covering U.S. Government Securities.

Each Fund reserves the right upon notification to shareholders to invest up to 100% of its investable assets in one or more other investment companies such as the Core Portfolios.

FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS. Although each Fund only invests in investment grade fixed income securities, including money market instruments, an investment in a Fund is subject to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

The market value of the interest-bearing debt securities held by the Funds will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

RATING MATTERS. The Funds' investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund will generally buy securities that are rated in the top four long-term rating categories by an NRSRO or in the top two short-term rating categories by an NRSRO, although certain Funds have greater restrictions. Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's Investors Service ("Moody's") and "BBB" in the case of

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Standard & Poor's ("S&P") and Fitch Investors Service, L.P. ("Fitch"); the
lowest permissible long-term investment grades for preferred stock are Baa in the case of Moody's and "BBB" in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch.

The Funds also may purchase unrated securities if Norwest determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Each Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by Norwest to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if Norwest determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Funds invest (including mortgage-backed securities) may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to various rates of interest or indices. Certain variable rate securities (including mortgage-related securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield. Total Return Bond Fund limits its investment in variable and floating rate securities to 5% of its assets.

There may not be an active secondary market for certain floating or variable rate instruments (particularly inverse floaters and similar instruments) which

                                       26
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----
could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. Norwest monitors the liquidity of each Funds' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

U.S. GOVERNMENT SECURITIES. As used in this Prospectus, the term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. The U.S. Government Securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae"). In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

ZERO-COUPON SECURITIES. A Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). The Funds may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation

                                                                  27
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----
of market value than the other securities in which the Funds may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when Norwest would not have chosen to sell such securities and which may result in a taxable gain or loss.

DEMAND NOTES. The Funds may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although a Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. Norwest continuously monitors the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

CONVERTIBLE SECURITIES AND PREFERRED STOCK. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they normally provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock.

Preferred stock is a class of stock having priority over common stock as to dividends or the recovery of investment or both. The owner of preferred

                                       28
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stock is a shareholder in a business and not, like a bondholder, a creditor.
Dividends paid to preferred stockholders are distributions of earnings of a business in contrast to interest payments to bondholders which are expenses of a business.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33 1/3% of the value of its total assets.
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase securities offered on a "when-issued" basis and may purchase securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within three months after the transaction, but delayed settlements beyond three months may be negotiated.

During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no interest accrues to the Fund. At the time a Fund makes a commitment to purchase securities in this manner, however, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver or pay for a security purchased or sold by the Fund may result in a loss or a missed opportunity to make an alternative investment. Any significant commitment of a Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value. Except for dollar roll transactions, which are described below, each of Stable

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Income Fund and Intermediate Government Income Fund limits its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets. Total Return Bond Fund limits its investments in when-issued and forward commitment securities to 35% of the value of the Fund's total assets.

The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If Norwest were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. The Funds enter into when-issued and forward commitments only with the intention of actually receiving the securities, but a Fund may sell the securities before the settlement date if deemed advisable. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

DOLLAR ROLL TRANSACTIONS. A Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. Each of Stable Income Fund and Intermediate Government Income Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

SWAP AGREEMENTS. To manage their exposure to different types of investments, Stable Income Fund and Intermediate Government Income Fund may enter into interest rate and mortgage (or other asset) swap agreements and may purchase interest rate caps, floors and collars. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount")

                                       30
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in return for payments equal to a fixed interest rate on the same amount for a specified period. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparty's creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

SHORT SALES. Intermediate Government Income Fund may make short sales of securities which it does not own or have the right to acquire in anticipation of a decline in the market price for the security. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

Short sales create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share, will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions a Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales.

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PURCHASING SECURITIES ON MARGIN. Intermediate Government Income Fund may
purchase securities on margin. When the Fund purchases securities on margin, it only pays part of the purchase price and borrows the remainder, typically from the Fund's broker. As a borrowing, a Fund's purchase of securities on margin is subject to the limitations and risks described in "Borrowing". In addition, if the value of the securities purchased on margin decreases such that the Fund's borrowing with respect to the security exceeds the maximum permissible borrowing amount, the Fund will be required to make margin payments (additional payments to the broker to maintain the level of borrowing at permissible levels). A Fund's obligation to satisfy margin calls may require the Fund to sell securities at an inappropriate time.

TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain funds may engage in dollar roll transactions and Intermediate Government Income Fund may purchase securities on margin and sell securities short (other than against the box). Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. The Funds use these investment techniques only when the Adviser to a Fund believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders with a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the

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obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and other liquid securities in accordance with SEC guidelines. basis, the Fund will maintain the full amount accrued on a daily basis of the Fund's obligations with respect to the swap in their segregated account.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.
Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

    UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity

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----
mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

    LIQUIDITY AND MARKETABILITY. Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

    AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

    YIELD CALCULATIONS. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Fund.

    GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary

----
----
of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

    PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

    ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to the Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon

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----
rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

    COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. No Fund may invest more than 15% (10% in the case of Income Fund and Total Return Bond
Fund) of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-

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----
backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

FOREIGN SECURITIES. Stable Income Fund and Income Fund may invest in debt securities registered and sold in the United States by foreign issuers (Yankee Bonds) and debt securities sold outside the United States by foreign or U.S. issuers (Euro-bonds). Each Fund intends to restrict its purchases of debt securities to issues denominated and payable in United States dollars. Investments in foreign companies involve certain risks, such as exchange rate fluctuations, political or economic instability of the issuer or the country of issue and the possible imposition of exchange controls, withholding taxes on interest payments, confiscatory taxes or expropriation. Foreign securities also may be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign securities and their markets may not be as liquid as domestic securities and their markets, and foreign brokerage commissions and custody fees are generally higher than those in the United States. In addition, less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.

FUTURES CONTRACTS AND OPTIONS. Stable Income Fund and Intermediate Government Income Fund may (and the other Funds may in the future) seek to enhance its return through the writing (selling) and purchasing exchange-traded and over-the-counter options on fixed income securities or indices. These Funds also may attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived at least in part, from the

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----
performance of another asset (such as a security, currency or an index of securities). The Funds only may write options that are covered. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash or liquid securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. A Fund may enter into these futures contracts only if the aggregate of initial deposits for open futures contract positions does not exceed 5% of the Fund's total assets.

RISK CONSIDERATIONS. A Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on Norwest's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may limit a Fund's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, Norwest may attempt to hedge the Fund's securities by the use of options with respect to similar fixed income securities. The Fund may use

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----
various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50% of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the fixed income or equity securities comprising the index is made. Generally, futures contracts are closed out prior to the expiration date of the contract.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the

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----
delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

TEMPORARY DEFENSIVE POSITION. When business or financial conditions warrant, the Funds may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States; (3) commercial paper; (4) repurchase agreements; and (5) shares of "money market funds" registered under the Investment Company Act of 1940 (the "1940 Act") within the limits specified therein. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by Norwest to be of comparable quality. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above.

PORTFOLIO TRANSACTIONS. The Advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective Adviser. The Advisers seek "best execution" for all portfolio transactions, but a Fund or Core Portfolio may pay higher than the lowest available commission rates when an Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Fund or Core Portfolio that invests in foreign securities than would be the case for comparable transactions effected on United States securities exchanges.

Subject to the policy of obtaining "best execution" each Adviser may employ broker-dealer affiliates (collectively "Affiliated Brokers") to effect brokerage transactions. Payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board and, with respect to a Core Portfolio, that investment company's board of trustees, to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of brokerage transactions will be directed to Affiliated Brokers and in no event will a broker affiliated with the Adviser directing the transaction receive brokerage transactions in recognition of research services provided to the Adviser.

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----

The frequency of portfolio transactions of a Fund or Core Portfolio (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund or Core Portfolio may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Portfolio turnover is reported under "Financial Highlights." An annual portfolio turnover rate of 100% would occur if all of the securities in a fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses.

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4.MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees, and the business of each Core Portfolio is managed under the direction of the Core Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Board consists of eight persons.

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT. Subject to the general supervision of the Board, Norwest makes investment decisions for the Funds and Core Portfolios and continuously reviews, supervises and administers each Fund's and Core Portfolio's investment program or oversees the investment decisions of the investment subadvisers, as applicable. Norwest provides its investment advisory services indirectly to Stable Income Fund and Total Return Bond Fund through its investment advisory services to the Core Portfolios. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1997, Norwest Corporation had assets of $83.6 billion, which made it the 11th largest bank holding company in the United States. As of June 30, 1997, Norwest Corporation and its affiliates managed assets with a value of approximately $52.9 billion.

INVESTMENT SUBADVISERS. To assist Norwest in carrying out its obligations, the Core Portfolios and Norwest have retained the services of various investment subadvisers as follows:

                                                      INVESTMENT SUBADVISER OF
FUND                           CORE PORTFOLIO(S)           CORE PORTFOLIO
-----------------------------------------------------------------------------
Stable Income Fund         Stable Income Portfolio    Galliard
Total Return Bond Fund     Total Return Bond          UCM
                           Portfolio

Galliard and UCM make investment decisions for the Core Portfolios to which they act as investment subadviser and continuously review, supervise and administer the Core Portfolio's investment programs with respect to that portion, if any, of the Portfolios' assets that Norwest believes should be managed by Galliard or UCM. Currently, Galliard and UCM manage all of the assets of the Core Portfolios for which they subadvise. Norwest supervises the performance of Galliard and UCM, including their adherence to the Portfolios' investment objectives and policies.

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----

GALLIARD CAPITAL MANAGEMENT, INC. Galliard, which is located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is an investment advisory subsidiary of Norwest Bank. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of March 31, 1997 Galliard managed approximately $3.0 billion in assets.

UNITED CAPITAL MANAGEMENT. UCM, which is located at 1700 Lincoln Street, Suite 3301, Denver, Colorado 80274, is a division of Norwest Bank Colorado, N.A., a subsidiary of Norwest Corporation. UCM provides specialized investment advisory services to various institutional pension accounts. As of March 31, 1997 UCM managed over $2.0 billion in assets.

PORTFOLIO MANAGERS. Many persons on the advisory staff of Norwest, Galliard and UCM contribute to the investment services provided to the Funds and the Core Portfolios. The following persons, however, are primarily responsible for day-to-day management and, unless otherwise noted, have been since the inception of the Fund or Portfolio. For periods prior to June 1, 1997, all persons associated with Norwest served in their current positions with Norwest Bank. Prior to that date Norwest Bank was each Fund's investment adviser. In addition to their responsibilities as listed below, each of the portfolio managers may perform portfolio management and other duties for Norwest Bank.

     STABLE INCOME FUND/STABLE INCOME PORTFOLIO - Karl P. Tourville. Mr. Tourville has been a principal of Galliard since 1995. He has been associated with Norwest and its affiliates since 1986, most recently as Vice President and Senior Portfolio Manager.

     INTERMEDIATE GOVERNMENT INCOME FUND AND INCOME FUND - Marjorie H. Grace, CFA. Ms. Grace has been a Vice President of Norwest since 1992. Ms. Grace was a portfolio manager of Norwest Bank from 1992-1993; an Institutional Salesperson with Norwest Investment Services, Inc. from 1991-1992; a portfolio manager with United Banks of Colorado from 1989-1991; and Vice President and portfolio manager with Colombia Savings and Loan from 1987-1989.

     TOTAL RETURN BOND FUND/TOTAL RETURN BOND PORTFOLIO - David B. Kinney. Mr. Kinney is a Vice President of UCM. He has been associated with Norwest and its affiliates since 1981.

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ADVISORY FEES. For its services, Norwest receives investment advisory fees from the Funds (or to the extent a Fund invests in a Core Portfolio, from that Core Portfolio) at the following annual rates of the Fund's or Portfolio's average daily net assets.


                                              INVESTMENT ADVISORY
FUND                                                  FEE
-----------------------------------------------------------------
Stable Income Fund (Stable Income
  Portfolio)................................           0.30%
Intermediate Government Income Fund.........           0.33%
Income Fund.................................           0.50%
Total Return Bond Fund (Total Return Bond
  Portfolio)................................           0.35%

Norwest (and not the Core Portfolios) pays Galliard and UCM a fee for their investment subadvisory services. This compensation does not increase the amount paid by the Core Portfolio to Norwest for investment advisory services.

Stable Income Fund and Total Return Bond Fund may withdraw their investments from their respective Core Portfolio at any time if the Board determines that it is in the best interests of the Fund to do so. (See "Other Information - Core and Gateway Structure.") Accordingly, Stable Income Fund and Total Return Bond Fund have retained Norwest as their investment adviser. Similarly, Stable Income Fund has retained Galliard as its investment subadviser; and Total Return Bond Fund has retained UCM as its investment subadviser. Under these "dormant" investment advisory arrangements, none of Norwest, Galliard or UCM receives any advisory fees with respect to a Fund as long as the Fund remains completely invested in its respective Core Portfolio or any other investment companies. In the event that Stable Income Fund or Total Return Bond Fund were to withdraw there assets from their respective Core Portfolios, Norwest would receive an investment advisory fee at the same rate as it does for the Core Portfolio and would pay Galliard and UCM, as applicable, a fee for their investment sub-advisory services.

MANAGEMENT, ADMINISTRATION AND
DISTRIBUTION SERVICES

As manager, Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) other than investment advisory services. In this capacity Forum provides the Trust with general office facilities, provides persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Funds by others. FAS is responsible for performing certain administrative services necessary for the Trust's operations with respect to each Fund including: (1) preparing and printing updates

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----
of the Trust's registration statement and prospectuses to its shareholders, the SEC and state securities administrators; (2) preparing proxy and information statements and any other communications to shareholders; (3) monitoring the sales of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state securities administrators; and (4) supervising the declaration of dividends and distributions to shareholders.

As of June 30, 1997, Forum and FAS provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $25.5 billion. Forum is a member of the National Association of Securities Dealers, Inc. For their services, Forum and FAS each receives a fee with respect to Stable Income Fund and Total Return Bond Fund at an annual rate of 0.025% of the Fund's average daily net assets and with respect to Intermediate Government Income Fund and Income Fund at an annual rate of 0.05% of the Fund's average daily net assets.

FAS also serves as an administrator of each Core Portfolio and provides services to the Core Portfolios that are similar to those provided to the Funds by Forum and FAS. For its services FAS receives a fee with respect to each Core Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("Forum Accounting") provides portfolio accounting services to each Fund and to each Core Portfolio. Forum, FAS, and Forum Accounting are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of October 1, 1997, Forum, FAS and Forum Accounting were controlled by John Y. Keffer, President and Chairman of the Trust.

Forum also acts as the distributor of the Shares. As the Funds' distributor, Forum pays a broker-dealers' reallowance on A Shares and a sales commission on B Shares to broker-dealers who sell shares of the Funds. Normally, Forum will make payments to broker-dealers (see, "Characteristics of The Shares.") From its own resources, Forum may pay additional fees to broker-dealers or other persons for distribution or other services related to the Funds. For further information about the Funds' distribution plan, including the fees payable thereunder, see "Characteristics of The Shares."

SHAREHOLDER SERVICING AND
CUSTODY

Norwest Bank serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other

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----
----
transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How to Buy Shares - Purchase Procedures." The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its services, the Transfer Agent receives a fee with respect to each Fund at an annual rate of 0.25% of each Fund's average daily net assets attributable to each class of the Fund.

Norwest Bank also serves as each Fund's and each Core Portfolio's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. For its custodial services, Norwest Bank receives a fee with respect to each Fund and each Core Portfolio at an annual rate of 0.02% of the first $100 million of the Fund's or Core Portfolio's average daily net assets, 0.015% of the next $100 million of the Fund's or Core Portfolio's average daily net assets and 0.01% of the Fund's or Core Portfolio's remaining average daily net assets. No fee is directly payable by the Fund to the extent the Fund is invested in a Core Portfolio.

EXPENSES OF THE FUNDS

Subject to the obligation of Norwest to reimburse the Trust for certain expenses of the Funds, the Trust has confirmed its obligation to pay all the Trust's expenses. The Funds' expenses include Trust expenses attributable to the Funds, which are allocated to each Fund, and expenses not specifically attributable to the Funds, which are allocated among the Funds and all other funds of the Trust in proportion to their average net assets. Each service provider to a Fund may elect to waive (or continue to waive) all or a portion of their fees, which are accrued daily and paid monthly. Any such waivers will have the effect of increasing a Fund's performance for the period during which the waiver is in effect. Except as otherwise noted fee waivers are voluntary and may be reduced or eliminated at any time.

Norwest and Forum have agreed to waive their respective fees or reimburse expenses in order to maintain Total Return Bond Fund's total combined operating expenses through May 31, 1998 at the same levels as the Fund's total operating expenses prior to May 31, 1997 (0.75% for A Shares and 1.50% for B Shares). After May 31, 1988, any proposed reduction in the amount of those waivers and reimbursements would be reviewed by the Board.

----
----

Each service provider to the Trust or their agents and affiliates also may act in various capacities for, and receive compensation from, their customers who are shareholders of a Fund. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Fund.

The expenses of Stable Income Fund and Total Return Bond Fund include the Fund's pro rata share of the operating expenses of the Core Portfolios in which the Fund invests, which are borne indirectly by the Fund's shareholders.

----
----

5.CHOOSING A SHARE CLASS

Investors should compare sales charges and fees before selecting a particular class of shares. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated distribution services fee and maintenance fee and contingent deferred sales charges on B Shares prior to conversion would be less than the initial sales charge on A Shares purchased at the same time and whether that differential would be offset by the higher yield of A Shares. A summary of the charges applicable to shares of each Fund is listed under "Prospectus Summary - Expense Information." Sales personnel of broker-dealers and other financial institutions selling a Fund's shares may receive differing compensation for selling A Shares and B Shares.

Because initial sales charges are deducted at the time of purchase, investors purchasing a Fund's A Shares receive fewer shares than if the sales charge were not deducted and, accordingly, do not have the entire purchase price invested. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time should consider whether, in light of the initial sales charge and its effect on the amount of the purchase price invested, purchases of A Shares are more or less advantageous than purchases of B Shares with their associated accumulated continuing distribution and maintenance charges. For example, based on estimated current fees and expenses, an investor in each Fund other than Stable Income Fund subject to the 4.0% initial sales charge who elects to reinvest all dividends and distributions would have to hold the shareholder's investment approximately five years for the B Shares' distribution services fee and maintenance fee to exceed the initial sales charge. An investor in Stable Income Fund subject to the 1.50% initial sales charge who elects to reinvest all dividends and distributions would have to hold the shareholder's investment approximately two years for the B Shares' distribution services fee and maintenance fee to exceed the initial sales charge. The foregoing examples does not take into account the time value of money, fluctuations in net asset value or the effects of different performance assumptions.

----
----

A SHARES

The public offering price of A Shares is their next-determined net asset value plus an initial sales charge assessed as follows (no sales charge is assessed on the reinvestment of dividends or distributions):

STABLE INCOME FUND


                                                              BROKER-
                                                              DEALERS'
                                   SALES CHARGE            REALLOWANCE AS
                                AS A PERCENTAGE OF          A PERCENTAGE
                         ................................   OF OFFERING
AMOUNT OF PURCHASE       OFFERING PRICE  NET ASSET VALUE*      PRICE

-------------------------------------------------------------------------
Less than $50,000......         1.50%            1.52%            1.35%
$50,000 to $99,999.....         1.00%            1.01%            0.90%
$100,000 to $499,000...         0.75%            0.76%            0.70%
$500,000 to $999,000...         0.50%            0.50%            0.45%
$1,000,000 and over....       None             None             None

* Rounded to the nearest one-hundredth percent

INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND AND TOTAL RETURN BOND FUND


                                                              BROKER-
                                                              DEALERS'
                                   SALES CHARGE            REALLOWANCE AS
                                AS A PERCENTAGE OF          A PERCENTAGE
                         ................................   OF OFFERING
AMOUNT OF PURCHASE       OFFERING PRICE  NET ASSET VALUE*      PRICE

-------------------------------------------------------------------------
Less than $50,000......         4.00%            4.17%            3.50%
$50,000 to $99,999.....         3.50%            3.63%            3.00%
$100,000 to $249,000...         3.00%            3.09%            2.50%
$250,000 to $499,999...         2.50%            2.56%            2.25%
$500,000 to $999,000...         2.00%            2.04%            1.75%
$1,000,000 to
 $2,499,999............         0.00%            0.00%            0.75%
$2,500,000 to
 $4,999,999............         0.00%            0.00%            0.50%
Over $5,000,000........         0.00%            0.00%            0.25%

* Rounded to the nearest one-hundredth percent

Forum may pay a broker-dealers' reallowance to selected broker-dealers purchasing shares as principal or agent, which may include banks, bank affiliates and Processing Organizations. Normally, Forum will reallow discounts to selected broker-dealers in the amounts indicated in the table above. In addition, Forum may elect to reallow the entire sales charge to selected

----
----
broker-dealers for all sales with respect to which orders are placed with Forum. The broker-dealers' reallowance may be changed from time to time. Forum may make additional payments (out of its own resources) to selected broker-dealers of up to 0.75% (0.50% in the case of Stable Income Fund) of the value of Fund shares purchased at net asset value.

In addition, from time to time and at its own expense, Forum may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging;
(2) tickets for entertainment events; and (3) merchandise.

In some instances, this compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of shares of the Funds or who charge an asset based fee (whether or not they have a fiduciary relationship with their clients).

No sales charge is assessed on purchases: (1) by any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended); (2) by any bank, trust company or other financial intermediary acting on behalf of its asset based fee account customers; (3) by trustees and officers of the Trust; directors, officers and full-time employees of Forum, of Norwest Corporation or of any of their affiliates; the spouse, direct ancestor or direct descendant (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; (4) by any registered investment adviser with whom Forum has entered into a Share purchase agreement and which is acting on behalf of its fiduciary customer accounts; or
(5) of A Shares of a Fund made through the Directed Dividend Option from a fund of the Trust that charges a front-end sales charge (see "Dividends and Tax Matters"). Shares sold without a sales charge may not be resold except to the Fund, and share purchases must be made for investment purposes.

REINSTATEMENT PRIVILEGE. An investor who has redeemed A Shares of a Fund may, within 60 days following the redemption, purchase without a sales charge A Shares in an amount up to the amount of the redemption. Investors who desire to exercise this "Reinstatement Privilege" should contact the Trust for further information.

INVESTORS IN OTHER FUND FAMILIES. No sales charge is assessed on purchases of A Shares of a Fund with the proceeds of a redemption at net asset value, within the preceding 60 days, of shares of a mutual fund that imposed on the

----
----
redeemed shares at the time of their purchase a sales charge equal to or greater than that applicable to the A Shares of that Fund. Investors should contact the Trust for further information and to obtain the necessary forms.

REDUCED INITIAL SALES CHARGES. To qualify for a reduced sales charge, an investor or the investor's Processing Organization must notify the Transfer Agent at the time of purchase of the investor's intention to qualify and must provide the Transfer Agent with sufficient information to verify that the purchase qualifies for the reduced sales charge. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. Further information about reduced sales charges is contained in the SAI.

SELF-DIRECTED 401(K) PROGRAMS. Purchases of A Shares of a Fund through self-directed 401(k) programs and other qualified retirement plans offered by Norwest, Forum or their affiliates in accumulated amounts of less than $100,000 are subject to a reduced sales charge applicable to a single purchase of $100,000.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). An investor's purchase of additional A Shares of a Fund may qualify for rights of accumulation ("ROA") under which the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Fund Business Day) of all A Shares of that Fund held by the investor. For example, if an investor in Intermediate Government Income Fund, Income Fund or Total Return Bond Fund owned A Shares of the Fund worth $500,000 at the then current net asset value and purchased A Shares of that Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.0% rate applicable to a $550,000 purchase, rather than at the 3.5% rate applicable to a $50,000 purchase.

In addition, an investor in a Fund that has previously purchased A Shares of any other fund of the Trust that is sold with a sales charge equal to or greater than the sales charge imposed on the A Shares of the Fund ("Eligible Fund") also may qualify for ROA and may aggregate existing investments in A Shares of Eligible Funds with current purchases of A Shares of the Fund to determine the applicable sales charge. In addition, purchases of A Shares of a Fund by an investor and the investor's spouse, direct ancestor or direct descendant may be combined for purposes of ROA.

STATEMENT OF INTENTION. Investors in A Shares also may obtain reduced sales charges based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $50,000 or more in A Shares of a Fund within a period of 13 months. Each purchase of shares under a Statement of Intention will be made at net asset value plus the sales charge applicable at the time of the purchase to a single transaction of the dollar amount indicated in the Statement.

----
----

Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of a Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent.

CONTINGENT DEFERRED SALES CHARGE. A Shares of a Fund on which no initial sales charge was assessed due to the amount purchased in a single transaction or pursuant to the Cumulative Quantity Discount or a Statement of Intention and that are redeemed (including certain redemptions in connection with an exchange) within specified periods after the purchase date of the shares will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends and distributions.

STABLE INCOME FUND


                                            CONTINGENT DEFERRED
                                          SALES CHARGE AS A % OF
                         PERIOD SHARES     DOLLAR AMOUNT SUBJECT
AMOUNT OF PURCHASE           HELD                TO CHARGE
-----------------------------------------------------------------
$1,000,000 to          Less than one
  $4,999,999.........  year                          0.50%
                       One to two years              0.25%
                       Less than one
Over $5,000,000......  year                          0.25%

INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND AND TOTAL RETURN BOND FUND


                                            CONTINGENT DEFERRED
                                          SALES CHARGE AS A % OF
                         PERIOD SHARES     DOLLAR AMOUNT SUBJECT
AMOUNT OF PURCHASE           HELD                TO CHARGE
-----------------------------------------------------------------
$1,000,000 to          Less than one
  $2,499,999.........  year                          0.75%
                       One to two years              0.50%
$2,500,000 to          Less than one
  $4,999,999.........  year                          0.50%
                       Less than one
Over $5,000,000......  year                          0.25%

No contingent deferred sales charge is charged on redemptions to the same extent as described under "B Shares - Contingent Deferred Sales Charge" below. The contingent deferred sales charge on shares purchased through an exchange from another fund of the Trust is based upon the original purchase date and price of the other fund's shares. For A shareholders with a Statement of Intention that do not purchase $1,000,000 of a Fund's A Shares pursuant

----
----
to their Statement, no contingent deferred sales charge is imposed. The Statement of Intention provides for a contingent deferred sales charge in certain other cases. Further information about the contingent deferred sales charge is contained in the SAI.

B SHARES

DISTRIBUTION PLAN. B Shares are sold at their net asset value per share without the imposition of a sales charge at the time of purchase. With respect to B Shares, each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") providing for distribution payments, at an annual rate of up to 0.75% of the average daily net assets of the Fund attributable to B Shares (the "distribution services fee"), by each Fund to Forum, to compensate Forum for its distribution activities. The distribution payments due to Forum from each Fund comprise: (1) sales commissions at levels set from time to time by the Board ("sales commissions"); and (2) an interest fee calculated by applying the rate of 1% over the prime rate to the outstanding balance of uncovered distribution charges (as described below). The current sales commission rate is 3% (1.5% in the case of Stable Income Fund) and Forum currently expects to pay sales commissions to each broker-dealer at the time of sale of up to 3% (1.5% in the case of Stable Income Fund) of the purchase price of B Shares of each Fund sold by the broker-dealer.

Under the distribution services agreement between Forum and the Trust, Forum will receive, in addition to the distribution services fee, all contingent deferred sales charges due upon redemptions of B Shares. The combined contingent deferred sales charge and distribution services fee on B Shares are intended to finance the distribution of those shares by permitting an investor to purchase shares through broker-dealers without the assessment of an initial sales charge and, at the same time, permitting Forum to compensate broker-dealers in connection with the sales of the shares. Proceeds from the contingent deferred sales charge with respect to a Fund are paid to Forum to defray the expenses related to providing distribution-related services in connection with the sales of B Shares, such as the payment of compensation to broker-dealers selling B Shares. Forum may spend the distribution services fees it receives as it deems appropriate on any activities primarily intended to result in the sale of B Shares.

Under the Plan, a Fund will make distribution services fee payments to Forum only for periods during which there are outstanding uncovered distribution charges attributable to that Fund. Uncovered distribution charges are equivalent to all sales commissions previously due (plus interest), less amounts received pursuant to the Plan and all contingent deferred sales charges previously paid to Forum. At May 31, 1997, Stable Income Fund, Intermediate Government Income Fund, Income Fund and Total Return

----
----
Bond Fund had uncovered distribution expenses of $15,281; $153,833; $75,004; and $45,379, respectively, or approximately 1.45%, 1.71%, 2.24% and 2.01%, of each respective Fund's net assets attributable to B Shares as of the same date.

The amount of distribution services fees and contingent deferred sales charge payments received by Forum with respect to a Fund is not related directly to the amount of expenses incurred by Forum in connection with providing distribution services to the B Shares and may be higher or lower than those expenses. Forum may be considered to have realized a profit under the Plan if, at any time, the aggregate amounts of all distribution services fees and contingent deferred sales charge payments previously made to Forum exceed the total expenses incurred by Forum in distributing B Shares.

Pursuant to the Plan, each Fund has agreed also to pay Forum a maintenance fee in an amount equal to 0.25% of the average daily net assets of the Fund attributable to the B Shares for providing personal services to shareholder accounts. The maintenance fee may be paid by Forum to broker-dealers in an amount not to exceed 0.25% of the value of B Shares held by the customers of the broker-dealers. The distribution services fee and the maintenance fee are each accrued daily and paid monthly and will cause a Fund's B Shares to have a higher expense ratio and to pay lower dividends than A Shares of that Fund. Notwithstanding the discontinuation of distribution services fees with respect to a Fund, the Fund may continue to pay maintenance fees.

A Fund does not accrue future distribution services fees as a liability of the Fund with respect to the B Shares or reduce the Fund's current net assets in respect of distribution services fees which may become payable under the Plan in the future.

In the event that the Plan is terminated or not continued with respect to a Fund, the Fund may, under certain circumstances, continue to pay distribution services fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan). Those circumstances are described in detail in the SAI. In deciding whether to purchase B Shares of a Fund, investors should consider that payments of distribution services fees could continue until such time as there are no uncovered distribution charges under the Plan attributable to that Fund. In approving the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit each Fund and its B shareholders.

Periods with a high level of sales of B Shares of a Fund accompanied by a low level of redemptions of those shares that are subject to contingent deferred sales charges will tend to increase uncovered distribution charges. Conversely, periods with a low level of sales of B Shares of a Fund accompanied by a high level of redemptions of those shares that are subject to contingent deferred sales charges will tend to reduce uncovered distribution charges. A

----
----
high level of sales of B Shares during the first few years of operations, coupled with the limitation on the amount of distribution services fees payable by a Fund with respect to B Shares during any fiscal year, would cause a large portion of the distribution services fees attributable to a sale of the B Shares to be accrued and paid by the Fund to Forum with respect to those shares in fiscal years subsequent to the years in which those shares were sold. The payment delay would in turn result in the incurrence and payment of increased interest fees under the Plan.

CONTINGENT DEFERRED SALES CHARGE. B Shares of a Fund that are redeemed within four years of purchase (two years of purchase in the case of the Stable Income
Fund) will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years between the payment for the purchase of B Shares of a Fund and their redemption.

The contingent deferred sales charge will be assessed on an amount equal to the lesser of the cost of the B Shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on B Shares derived from the reinvestment of dividends and distributions.


                            CONTINGENT DEFERRED SALES CHARGE AS A % OF
                                 DOLLAR AMOUNT SUBJECT TO CHARGE
                            ..........................................
                                                     INTERMEDIATE
                                                      GOVERNMENT
                                                 INCOME FUND, INCOME
                                                FUND AND TOTAL RETURN
YEAR SINCE PURCHASE         STABLE INCOME FUND        BOND FUND

----------------------------------------------------------------------
First.....................            1.5%                  3.0%
Second....................           0.75%                  2.0%
Third.....................         None                     2.0%
Fourth....................         None                    1.0        %
Fifth.....................         None                  None
Sixth.....................         None                  None

Redemptions of Shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions with respect to a shareholder's investment in a Fund will automatically be made first from any A Shares in the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from B Shares of the Fund

----
----
held for over four years (two years in the case of the Stable Income Fund), and fourth from the longest outstanding B Shares of the Fund held for less than four years (two years in the case of the Stable Income Fund).

No contingent deferred sales charge is imposed on: (1) redemptions of Shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by a Fund of shareholder accounts with low account balances; (3) redemptions of Shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability; (4) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan; and (5) redemptions by any registered investment adviser with whom Forum has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts. See the SAI for further information.

CONVERSION FEATURE.  After six years (four years in the case of Stable Income
Fund) from the end of the calendar month in which the shareholder's purchase order for B shares was accepted, the Shares will automatically convert to A Shares of that Fund. The conversion will be on the basis of the relative net asset values of the Shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, B Shares of a Fund purchased by a shareholder through the reinvestment of dividends and distributions will be considered to be held in a separate sub-account. Each time any B Shares in the shareholder's account (other than those in the sub-account) convert, a corresponding pro rata portion of those shares in the sub-account will also convert. The conversion of B Shares to A Shares is subject to the continuing availability of certain opinions of counsel and the conversion of a Fund's B Shares to A Shares may be suspended if such an opinion is no longer available at the time the conversion is to occur. In that event, no further conversions of the Fund's B Shares would occur, and shares might continue to be subject to a distribution services and maintenance fee for an indefinite period.

----
----

                                                           6.  HOW TO BUY SHARES

MINIMUM INVESTMENT

There is a $1,000 minimum for initial purchases ($5,000 in the case of Stable Income Fund) and a $100 minimum for subsequent purchases of Shares of the Funds. A Fund may in its discretion waive the investment minimums. Shareholders who elect electronic share purchase privileges such as the Automatic Investment Plan or the Directed Dividend Option are not subject to the initial investment minimum. See "Other Shareholder Services - Automatic Investment Plan" and "Dividends and Tax Matters."

The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

PURCHASE PROCEDURES

INITIAL PURCHASES
THERE ARE THREE WAYS TO PURCHASE SHARES INITIALLY.

1. BY MAIL. Investors may send a check or money order (cash cannot be accepted) along with a completed account application form to the Trust at the address listed under "Account Application." Checks or money orders are accepted at full value subject to collection. If a check or money order does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or Forum.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Norwest Advantage Funds" or to one or more owners of that account and endorsed to Norwest Advantage Funds. No other method of payment by check will be accepted. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Norwest Advantage Funds." No other method of payment by check will be accepted.

2. BY BANK WIRE. Investors may make an initial investment in a Fund using the wire system for transmittal of money among banks. The investor should first telephone the Transfer Agent at (612) 667-8833 or (800) 338-1348 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:
     NORWEST BANK MINNESOTA, N.A.
     ABA 091 000 019
     FOR CREDIT TO: NORWEST ADVANTAGE FUNDS
          0844-131
          RE:  [NAME OF FUND]
               [DESIGNATE A SHARES OR B SHARES]
          ACCOUNT NO.:
          ACCOUNT NAME:

----
----

The investor should then promptly complete and mail the account application form. There may be charges by the investor's bank for transmitting the money by bank wire. The Trust does not charge investors for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

3. THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). The Transfer Agent, Forum and their affiliates may be Processing Organizations. Processing Organizations may receive as a broker-dealer's reallowance a portion of the sales charge paid by their customers who purchase A Shares of a Fund, may receive payments from Forum with respect to sales of B Shares and may receive payments as a processing agent from the Transfer Agent. In addition, financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through a Processing Organization will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase a Fund's shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Funds' procedures, may have Fund shares transferred into their name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations also may enter purchase orders with payment to follow.

Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer.

SUBSEQUENT PURCHASES
Subsequent purchases may be made by mailing a check, by sending a bank wire or through a shareholder's Processing Organization as indicated above. All payments should clearly indicate the shareholder's name and account number.

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ACCOUNT APPLICATION

Investors may obtain the account application form necessary to open an account by writing the Trust at the following address:

     NORWEST ADVANTAGE FUNDS
     [NAME OF FUND]
     NORWEST BANK MINNESOTA, N.A.
     TRANSFER AGENT
     733 MARQUETTE AVENUE
     MINNEAPOLIS, MN 55479-0040

To participate in shareholder services not referenced on the account application form and to change information on a shareholder's account (such as addresses), investors or existing shareholders should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. Any privilege and participation in any program may be terminated by the shareholder at any time by writing to the Trust.

GENERAL INFORMATION

Fund shares are continuously sold on every weekday except customary national business holidays (New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday ("Fund Business Day"). The purchase price for Fund shares equals their net asset value next-determined after acceptance of an order plus, in the case of the A Shares, any applicable sales charge imposed at the time of purchase.

Fund shares become entitled to receive dividends and distributions on the next Fund Business Day after a purchase order is accepted.

All payments for Shares must be in U.S. dollars. Investments in the Funds may be made either through certain financial institutions or by an investor directly. An investor who invests in a Fund directly will be the shareholder of record. All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for redemptions and for subsequent purchases only from shareholders of record. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

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7.HOW TO SELL SHARES

GENERAL INFORMATION

Fund Shares may be sold (redeemed) at their net asset value on any Fund Business Day subject to a contingent deferred sales charge imposed, in the case of A Shares, on some redemptions made within two years of purchase and, in the case of B Shares, on most redemptions made within four years of purchase (two in the case of Stable Income Fund). There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation that the Transfer Agent may require). Redeemed shares are not entitled to receive dividends declared after the day the redemption becomes effective.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following receipt of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to a Fund, except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

REDEMPTION PROCEDURES

Shareholders who have invested through a Processing Organization may redeem their shares through the Processing Organization as described above. Shareholders who have invested directly in a Fund may redeem their Shares as described below. Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application form. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

1. BY MAIL. Shareholders may redeem shares by sending a written request to the Transfer Agent accompanied by any share certificate that may have

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been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. (See "How to Sell Shares - Other Redemption Matters.")

2. BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which his shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. (See "How to Sell Shares - Other Redemption Matters.")

3. BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request a Fund to transmit the redemption proceeds by federal funds wire to a bank account designated in writing by the shareholder. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the Transfer Agent.

OTHER REDEMPTION MATTERS

To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a share certificate; (2) instruction to change a shareholder's record name; (3) modification of a designated bank account for wire redemptions;
(4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution election; (6) telephone redemption; (7) exchange option election or any other option election in connection with the shareholder's account; (8) written instruction to redeem Shares whose value exceeds $50,000; (9) redemption in an account in which the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(xi) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.

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Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

Shareholders who want to telephone redemption or exchange privileges must elect those privileges. The Trust and Transfer Agent will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and Transfer Agent did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account whose aggregate net asset value is less than $1,000 ($5,000 in the case of Stable Income Fund) immediately following any redemption.

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                                                  8.  OTHER SHAREHOLDER SERVICES

EXCHANGES

Shareholders of A Shares and B Shares may exchange their shares for A Shares and B Shares, respectively, of the other funds of the Trust that offer those shares. As of the date of this Prospectus, the funds of the Trust that offer A Shares and B Shares, which are offered through separate prospectuses, are Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Income Equity Fund, ValuGrowth-SM- Stock Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund, Small Cap Opportunities Fund and International Fund. It is anticipated that the Trust may in the future create additional funds that will offer shares that will be exchangeable with the Funds' Shares. In addition, A Shares may be exchanged for Investor Shares of Ready Cash Investment Fund and Municipal Money Market Fund of the Trust. B Shares may be exchanged for Exchange Shares of Ready Cash Investment Fund. Prospectuses for the shares of the funds listed above, as well as a current list of the funds of the Trust that offer shares exchangeable with the Shares of the Funds, can be obtained through Forum by contacting the Transfer Agent.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make. The Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees (other than contingent deferred sales charges) charged by, and the limitations (including minimum investment restrictions) of, the fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or by opening a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

Under federal tax law, the Funds treat an exchange as a redemption and a purchase. Accordingly, a shareholder may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in the shares at the time of the exchange transaction. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. (See "Additional Purchase and Redemption Information" in the SAI.)

SALES CHARGES. The exchange of A Shares may result in additional sales charges. If an exchange of A Shares is made into a fund that imposes an initial sales charge, the shareholder is required to pay an amount equal to any excess of that fund's initial sales charge attributable to the number of shares being

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acquired in the exchange over any initial sales charge paid by the shareholder for the shares being exchanged. For example, if a shareholder paid a 2% initial sales charge in connection with a purchase of shares and then exchanged those shares into A Shares of another fund with a 3% initial sales charge, the shareholder would pay an additional 1% sales charge on the exchange. A Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that applicable to the shares on which the dividends or distributions were paid.

Shares of a Fund ("Original Shares") may be exchanged without the payment of any contingent deferred sales charge. A and B Shares acquired as a result of such exchange ("New Shares") and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the Original Shares as if those shares were being redeemed at that time. For purposes of computing both the contingent deferred sales charge payable upon redemption of the New Shares and, in the case of B Shares, the time remaining before the New B Shares convert to A Shares of that Fund, the deferred sales charge and the time remaining applicable to the Original Shares will apply to the New Shares rather than the deferred sales charge and time remaining that would otherwise apply. The deferred sales charge and time remaining applicable to Shares first purchased by a shareholder will apply to New Shares resulting from both an initial and any subsequent exchanges.

1. EXCHANGES BY MAIL. Exchanges may be made by sending a written request to the Transfer Agent accompanied by any share certificates for the shares to be exchanged. All written requests for exchanges must be signed by the shareholder, and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed. (See "How to Sell Shares - Other Redemption Matters.")

2. EXCHANGES BY TELEPHONE. A shareholder who has elected telephone exchange privileges may make a telephone exchange request by calling the Transfer Agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. (See "How to Sell Shares - Other Redemption Matters.")

AUTOMATIC INVESTMENT PLAN

Under the Funds' Automatic Investment Plan, shareholders may authorize monthly amounts of $50 or more to be withdrawn automatically from the shareholder's designated bank account (other than passbook savings) and sent to the Transfer Agent for investment in either A or B Shares of a Fund. Shareholders wishing to use this plan must complete an application which may be obtained by writing or calling the Transfer Agent. The Trust may

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modify or terminate the automatic investment plan with respect to any shareholder in the event that the Trust is unable to settle any transaction with the shareholder's bank. If the Automatic Investment Plan is terminated before the shareholder's account totals $1,000, the Trust reserves the right to close the account in accordance with the procedures described under "How to Sell Shares - Other Redemption Matters."

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). An IRA account application form may be obtained by contacting the Trust at (800) 338-1348 or (612) 667-8833. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

An employer may also contribute to an individual's IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, an employee may contribute up to $6,000 annually to the employee's IRA, and the employer must generally match such contributions up to 3% of the employee's annual salary. Alternatively, the employer may elect to contribute to the employee's IRA 2% of the lesser of the employee's earned income or $150,000.

The foregoing discussion regarding IRAs is based on regulations in effect as of June 1, 1997 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. Investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

AUTOMATIC WITHDRAWAL PLAN

A shareholder whose Shares in a single account total $1,000 or more may establish a withdrawal plan to provide for the preauthorized payment from the shareholder's account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in the shareholder's account are redeemed to provide the amount of the periodic payment and any taxable gain or loss is recognized by the shareholder upon redemption of the shares. Shareholders wishing to utilize the withdrawal plan may do so by completing an application which may be obtained by

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writing or calling the Transfer Agent. The Trust may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than $1,000 at any time.

REOPENING ACCOUNTS

A shareholder may reopen an account, without filing a new account application form, at any time within one year after the shareholder's account is closed, provided that the information on the account application form on file with the Trust is still applicable.

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                                                   9.  DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of Stable Income Fund's and Intermediate Government Income Fund's net investment income are declared and paid monthly. Dividends of Income Fund's and Total Return Bond Fund's net investment income are declared daily and paid monthly. Distributions of net capital gain, if any, realized by a Fund are distributed annually. Dividends and distributions paid by a Fund with respect to each class of shares are calculated in the same manner and at the same time. The per share dividends on a Fund's B Shares will be lower than the per share dividends on A Shares as a result of the distribution services fees and maintenance fees applicable to B Shares.

Shareholders may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund.

Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. Shareholders are assigned this option unless one of the other two options is selected. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Fund whose shares in a single account of that Fund total $10,000 or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact the Transfer Agent.

TAX MATTERS

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). As such, each Fund will not be liable for federal income and excise taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary

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income. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains -- that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. If a shareholder holds Shares for six months or less and during that period receives a distribution of net capital gain, any loss realized on the sale of the Shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends from Stable Income Fund and Intermediate Government Income Fund and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, these dividends or a distribution made shortly after the purchase of Shares by a shareholder, although in affect a return of capital to that particular shareholder, will be taxable to the shareholder as described above.

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each calendar year.

CORE PORTFOLIOS. Each Core Portfolio is not required to pay federal income taxes on its net investment income and capital gain, as it is treated as a partnership for federal income tax purposes. All interest, dividends and gains and losses of a Core Portfolio are deemed to have been "passed through" to the Funds investing in the Core Portfolio in proportion to the Funds' interests in the Core Portfolio, regardless of whether such amounts have been distributed by the Core Portfolio to the Funds.

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                                                          10.  OTHER INFORMATION

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Forum believes that Norwest and any bank or other bank affiliate also may perform Processing Organization or similar services for the Trust and its shareholders without violating applicable federal banking rules. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Trust could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Fund is determined as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund or Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or the Core Board or pursuant to procedures approved by the Board or the Core Board, as applicable. The Funds only determine net asset value on Fund Business Days.

PERFORMANCE INFORMATION

A Fund's performance may be quoted in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out

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variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results. Published yield quotations are, and total return figures may be, based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of yield or total return that does not take into account sales charges paid by an investor will be higher than a similar computation that takes into account payment of sales charges.

The Funds' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC Financial Data, Inc. In addition, the performance of a Fund may be compared to securities indices. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of a Fund that invests its assets using different investment styles. Indices are not used in the management of a Fund but rather are standards by which an Adviser and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. This material is not to be considered representative or indicative of future performance. All performance information for a Fund is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as a Fund) and may divide portfolios or series into classes of shares (such as A Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into thirty-nine separate series.

OTHER CLASSES OF SHARES. The Funds currently issue three classes of shares, A Shares, B Shares and I Shares. I Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates without any sales charges. Each class of a Fund will have a different expense ratio and may have different sales charges (including distribution fees). Each class' performance is affected by its expenses and sales charges. For more information on any other class of shares of the Funds investors may contact the Transfer Agent at (612) 667-8833 or (800) 338-1348 or the Funds' distributor. Investors may also contact their Norwest sales representative to obtain information about the other classes.

SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses)

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are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Each Core Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Core Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Core Portfolio. When required by the 1940 Act and other applicable law, a Fund will solicit proxies from its shareholders and will vote its interest in a Core Portfolio in proportion to the votes cast by its shareholders.

As of September 2, 1997, Norwest Bank may be deemed to have controlled Stable Income Fund and Norwest Bank Colorado, N.A., may be deemed to have controlled Total Return Bond Fund through investment in the Funds by their customers. From time to time, these shareholders or other shareholders may own a large percentage of the Shares of a Fund and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

CORE AND GATEWAY STRUCTURE

Stable Income Fund and Total Return Bond Fund each seek to achieve its investment objective by investing all of its investable assets in its corresponding Core Portfolio, that has the same investment objective and substantially identical investment policies as the Fund. Accordingly, each Core Portfolio directly acquires portfolio securities and a Fund investing in the Core Portfolio acquires an indirect interest in those securities. Each Core Portfolio is a separate series of Core Trust, a business trust organized under the laws of the State of Delaware in 1994. Core Trust is registered under the ,1940 Act as an open-end, management, investment company. The assets of each Core Portfolio belong only to, and the liabilities of each Core Portfolio are borne solely by, that Core Portfolio and no other portfolio of Core Trust.

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THE CORE PORTFOLIO. A Fund's investment in a Core Portfolio is in the form of a non-transferable beneficial interest. All investors in a Core Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Core Portfolio's expenses. As of October 1, 1997, several other funds of the Trust invested a portion of their assets in Stable Income Portfolio and Total Return Bond Portfolio.

A Core Portfolio will not sell its shares directly to members of the general public. Another investor in a Core Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as any Fund, and could have different advisory and other fees and expenses than a Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests in a Core Portfolio. Information regarding any such funds is available from Core Trust by calling Forum at (207) 879-0001.

CERTAIN RISKS OF INVESTING IN CORE PORTFOLIOS. A Fund's investment in a Core Portfolio may be affected by the actions of other large investors in that Core Portfolio. For example, if Total Return Bond Portfolio had a large investor other than Total Return Bond Fund that redeemed its interest, Total Return Bond Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in a Core Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in a Core Portfolio; indeed, other investors holding a majority interest in a Core Portfolio could have voting control of the Core Portfolio.

Each Fund may withdraw its entire investment from a Core Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Core Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Core Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Core Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Core Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by the Adviser or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable

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----
replacement investment, in the event the Board decided not to permit the Advisers to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

Investment decisions are made by the portfolio managers of each Core Portfolio independently. Therefore the portfolio manager of one Core Portfolio in which a Fund invests may purchase shares of the same issuer whose shares are being sold by the portfolio manager of another Core Portfolio in which the Fund invests. This could result in an indirect expense to the Fund without accomplishing any investment purpose.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                                                  73
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          SHAREHOLDER INFORMATION:

               Norwest Bank Minnesota, N.A.
               733 Marquette Avenue
               Minneapolis, Minnesota 55479-0040
               612-667-8833 (MINNEAPOLIS/ST. PAUL)
               800-338-1348 (ELSEWHERE)

          -COPYRIGHT- 1997 NORWEST ADVANTAGE FUNDS
          MFBPB002 10/97